Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.07%, 04/15/34
(a) (b)
.......... USD 1,000 $ 1,005,493
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 6.73%, 07/20/34
(a) (b)
.......... 1,000 1,002,150
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.99%, 07/17/37 ................ 2,000 2,006,808
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.55%, 07/17/37 ................ 1,000 1,008,943
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 5.87%, 04/20/34
(a) (b)
.......... 4,000 4,006,044
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 7.17%, 04/15/34
(a) (b)
1,000 1,001,136
Apidos CLO XXII, Series 2015-22A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.32%), 5.94%, 04/20/31
(a) (b)
.......... 611 611,833
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.79%, 07/25/30
(a) (b)
.......... 1,000 1,000,540
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.05%, 10/24/34
(a) (b)
......... 1,000 1,001,726
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.02%, 10/22/34
(a) (b)
.......... 6,200 6,209,302
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a) (c)
................ EUR 100 104,249
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.41%, 10/15/36
(a) (b)
..... USD 3,000 3,020,946
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.39%), 6.01%, 07/20/34
(a) (b)
......... 2,000 2,000,162
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a) (b)
..... 2,500 2,503,619
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.75%,
06/25/47
(a)
...................... 1,333 1,311,444
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.03%,
04/20/34
(a) (b)
..................... 1,250 1,252,825
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.09%,
10/15/34
(a) (b)
..................... 1,500 1,502,822
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.54%, 10/22/37
(a) (b)
.......... 1,000 1,001,557
Canyon CLO Ltd., Series 2021-3A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.62%, 07/15/34
(a) (b)
.......... 2,000 2,009,356
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (c)
................ EUR 100 105,091
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd., Series 2021-3SA, Class
A1, (3-mo. CME Term SOFR at 1.06% Floor
+ 1.32%), 5.98%, 04/15/34
(a) (b)
......... USD 700 $ 701,117
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.12%, 10/15/34
(a) (b)
.......... 1,000 1,001,500
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.02%, 10/25/34
(a) (b)
1,250 1,252,310
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.32%, 04/21/37
(a) (b)
1,000 1,020,177
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 6.41%, 04/17/34
(a) (b)
..... 1,000 1,004,591
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at
1.42% Floor + 1.42%), 6.05%, 07/25/37
(a) (b)
2,000 2,006,742
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR + 2.21%), 6.84%, 10/18/30 . 500 500,821
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.78%, 04/27/31 ................ 1,000 1,002,245
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.95%, 04/20/34 ................ 1,980 1,983,295
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.24%, 10/21/31 ................ 1,000 1,002,400
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.02%,
01/23/35 ..................... 4,000 4,006,929
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.47%,
07/21/37 ..................... 1,000 1,007,919
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.15%, 04/20/37 ................ 4,000 4,031,786
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.07%, 04/20/37 ................ 1,000 1,012,915
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
04/22/34 ..................... 4,000 4,009,647
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ..................... 1,000 1,007,289
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 7.93%,
07/20/34 ..................... 500 502,892
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.05%,
01/25/35 ..................... 2,500 2,500,490
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.48%,
04/18/35 ..................... 2,000 2,009,022
Series 2019-2A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
10/25/33 ..................... 2,000 2,003,476
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.02%, 08/15/33
(a) (c)
EUR 400 416,463

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.90%, 05/20/34
(a) (b)
......... USD 5,000 $ 5,010,272
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 6.77%, 04/15/29
(a) (b)
1,000 1,001,717
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.16%), 6.78%, 01/20/30
(a) (b)
......... 763 763,623
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.97%, 04/22/35
(a) (b)
......... 3,000 3,005,085
Elmwood CLO 23 Ltd., Series 2023-2A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 04/16/36
(a) (b)
.......... 1,500 1,505,847
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor
+ 1.50%), 6.13%, 04/18/37
(a) (b)
......... 1,000 1,007,176
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.91%, 10/20/37
(a) (b)
..... 2,000 2,009,457
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.91%, 10/17/37
(a) (b)
..... 2,000 2,005,119
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.27%, 10/15/37
(a) (b)
......... 3,000 3,015,910
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 6.78%, 10/15/34
(a) (c)
..... EUR 400 417,739
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 5.83%, 11/16/34
(a) (b)
.......... USD 2,000 2,000,204
Flatiron CLO 28 Ltd., Series 2024-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.37%, 07/15/36
(a) (b)
.......... 1,000 1,005,645
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.87%, 07/15/31
(a) (b)
.......... 500 500,501
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.63%, 07/22/37
(a) (b)
.......... 1,500 1,510,762
GoldenTree Loan Management US CLO 16
Ltd., Series 2022-16A, Class AR, (3-mo.
CME Term SOFR at 1.67% Floor + 1.67%),
6.29%, 01/20/34
(a) (b)
................ 2,950 2,957,456
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.20%,
01/20/34
(a) (b)
..................... 2,625 2,626,552
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
07/20/34 ..................... 1,500 1,507,494
Series 2021-53A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.93%,
07/20/34 ..................... 1,000 1,002,016
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 6.63%,
12/15/34
(a)
...................... GBP 100 108,859
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 6.98%, 07/28/31
(a) (b)
..... USD 1,000 1,003,268
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.10%,
04/20/34 ..................... USD 3,000 $ 3,003,305
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
04/20/34 ..................... 700 704,081
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21%
Floor + 1.47%), 6.06%, 01/30/35
(a) (b)
..... 1,500 1,500,572
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 7.78%, 01/20/31
(a) (b)
..... 1,000 1,005,739
Henley CLO IV DAC, Series 4X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.09%, 04/25/34
(a) (c)
................ EUR 400 420,288
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.02%, 10/22/34
(a) (b)
.......... USD 2,172 2,172,076
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
.......... 867 826,710
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 6.03%, 04/19/33
(a) (b)
964 964,956
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.03%,
07/17/34
(a) (b)
..................... 3,000 3,004,655
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.72%, 08/15/37
(a) (b)
..... 1,500 1,530,437
MidOcean Credit CLO XV Ltd., Series 2024-
15A, Class A1, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 6.15%, 07/21/37
(a) (b)
1,500 1,507,837
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.59%,
05/25/37
(a)
...................... 2,048 1,807,163
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 7.87%, 07/15/34
(a) (b)
1,150 1,156,324
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%), 6.83%,
04/20/31
(a) (b)
..................... 1,000 1,002,332
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.05%,
10/14/35
(a) (b)
..................... 3,000 3,004,882
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.95%,
04/14/35
(a) (b)
..................... 2,000 2,002,936
Oaktree CLO Ltd., Series 2024-27A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 6.43%, 10/22/37
(a) (b)
.......... 1,000 1,000,470
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 6.64%,
07/25/30
(a) (b)
..................... 1,000 1,001,919
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.23%,
01/20/35
(a) (b)
..................... 1,000 1,005,766

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.02%, 01/18/36
(a) (b)
..... USD 4,000 $ 4,006,907
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.08%, 04/21/34 ................ 1,000 1,003,165
Series 2019-2A, Class CR2, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
0.00%, 01/21/38 ................ 1,000 1,000,000
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.83%, 01/20/38
(a) (b)
4,330 4,349,986
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 6.31%, 01/22/38
(a) (b)
2,000 2,000,000
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.92%, 02/24/37
(a) (b)
..... 3,250 3,255,533
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.82%, 04/20/37 ................ 1,500 1,514,993
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.72%, 04/20/37 ................ 1,200 1,219,917
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.98%, 10/18/37
(a) (b)
..... 2,950 2,961,489
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/19/37
(a) (b)
..... 5,000 5,013,550
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
..... 731 608,996
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
5.91%, 10/17/31 ................ 809 809,187
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.48%, 05/21/34 ................ 2,500 2,499,976
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
7.63%, 05/21/34 ................ 1,000 1,007,194
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.78%,
11/14/34 ..................... 1,000 1,003,138
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
7.83%, 11/14/34 ................ 1,000 1,006,825
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.17%, 11/15/36 ................ 1,500 1,507,198
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.07%,
07/15/34 ..................... 3,000 3,004,613
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.87%,
01/15/35 ..................... 1,000 1,005,501
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.67%,
04/20/35 ..................... 2,000 2,011,554
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 2,500 2,506,988
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.72%, 04/20/36
(a) (b)
..... USD 4,000 $ 4,013,648
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.04%, 10/25/34
(a) (b)
.......... 1,000 1,002,412
Pikes Peak CLO 6, Series 2020-6A, Class AR2,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.92%, 05/18/34
(a) (b)
.......... 2,000 2,001,956
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 10/27/34
(a) (b)
.......... 1,500 1,511,394
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.12%, 10/15/34
(a) (b)
................ 1,500 1,500,496
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
7.07%, 07/15/31
(a) (b)
................ 1,000 1,002,068
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.38%, 10/15/38
(a) (c)
................ EUR 100 104,536
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.20%, 05/20/34
(a) (c)
................ 400 417,278
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.92%, 01/15/35
(a) (b)
.......... USD 1,000 1,005,499
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.04%, 04/20/34
(a) (b)
..... 2,910 2,916,380
Regatta VII Funding Ltd., Series 2016-1A, Class
DR2, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.67%, 06/20/34
(a) (b)
..... 1,500 1,508,993
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.02%,
01/15/34 ..................... 2,000 2,003,316
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 6.37%,
01/15/34 ..................... 1,100 1,105,614
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.93%, 01/20/35
(a) (b)
..... 1,000 1,005,784
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 8.14%, 01/18/34
(a) (b)
.......... 1,000 1,005,617
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.98%, 04/20/34 ................ 1,000 1,000,738
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.08%,
10/20/31 ..................... 500 501,159
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 1,000 1,001,872
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.98%,
07/20/34 ..................... 1,000 1,001,269
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.13%,
07/20/34 ..................... 1,000 1,005,796
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.06%, 10/15/35
(a) (b)
................ 1,750 1,752,926

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.07%, 07/15/35
(a) (b)
................ USD 2,375 $ 2,378,833
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.94%, 10/20/37
(a) (b)
..... 5,600 5,630,728
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.48%,
10/20/37 ..................... 2,500 2,517,706
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 6.83%,
10/20/37 ..................... 1,750 1,755,383
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.98%,
10/20/37 ..................... 1,500 1,526,924
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 0.00%, 01/15/38
(a) (b) (e)
........ 3,000 3,000,000
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.12%, 01/20/34
(a) (b)
..... 1,000 1,001,991
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.04%, 10/20/34
(a) (b)
..... 1,325 1,325,256
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................ EUR 140 146,330
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 7.19%, 04/25/34
(a) (b)
..... USD 1,000 1,001,777
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR at 2.21%
Floor + 2.21%), 6.83%, 07/20/32
(a) (b)
..... 1,000 1,001,653
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.27%, 04/20/37 ................ 1,000 1,006,404
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.22%, 04/20/37 ................ 2,000 2,035,710
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.83%, 01/23/32
(a) (b)
..... 1,307 1,309,462
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.03%, 10/23/34
(a) (b)
..... 3,000 3,005,266
TCW CLO Ltd., Series 2020-1A, Class CRR,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.93%, 04/20/34
(a) (b)
.......... 1,000 1,001,007
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.04%, 01/15/34
(a) (b)
.......... 2,000 2,003,274
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME
Term SOFR at 2.50% Floor + 2.50%),
7.13%, 04/25/37 ................ 600 609,821
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.33%, 04/25/37 ................ 1,050 1,071,121
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.57%, 07/15/34
(a) (b)
.......... 2,550 2,561,945
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.53%, 10/20/32
(a) (b)
..... 2,815 2,823,754
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.11%,
10/25/34 ..................... USD 1,000 $ 1,002,032
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.12%,
01/20/36 ..................... 2,500 2,502,053
Series 2022-2A, Class B1, (3-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 8.02%,
01/20/36 ..................... 1,500 1,506,893
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.42%, 10/20/36
(a) (b)
.......... 1,500 1,506,739
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a) (b)
......... 4,000 4,017,427
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 6.48%, 01/23/37
(a) (b)
......... 2,000 2,014,959
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 98 128,161
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class B, (3-mo. CME Term SOFR at 2.80%
Floor + 2.80%), 7.42%, 10/20/36
(a) (b)
..... USD 1,500 1,516,648
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.59%, 07/20/37
(a) (b)
..... 2,000 2,015,042
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.95%, 07/24/36 ................ 2,580 2,585,086
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.38%, 07/24/36 ................ 3,000 3,004,608
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.94%, 10/24/37
(a) (b)
..... 2,700 2,708,071
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.93%, 10/15/35
(a) (b)
..... 4,100 4,104,973
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 6.77%, 04/20/36
(a) (b)
......... 1,500 1,508,825
Total Asset-Backed Securities — 21 .4%
(Cost: $ 267,132,051 ) .............................. 270,738,545
Shares
Shares
Common Stocks
Aerospace & Defense — 0.0%
Boeing Co. (The)
(f)
................... 185 32,745
Broadline Retail — 0.0%
NMG Parent LLC
(e) (f)
.................. 1,905 —
Building Products — 0.0%
JELD-WEN Holding, Inc.
(f)
.............. 1,491 12,211
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(e) (f)
...................... 490 9,807
Construction & Engineering — 0.0%
McDermott International Ltd.
(f)
........... 48,333 5,800

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 0.1%
Travelport Technology Ltd.
(e) (f)
............ 100 $ 334,981
Health Care Providers & Services — 0.0%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 302,229 )
(f) (g)
................. 6,614 73,859
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(e) (f) (h)
.................... 3,743 —
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(f)
...................... 1,550 32,658
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
.............. 283 —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 52,062 )
(e) (f) (g)
.......... 1,906 141,044
Metals & Mining — 0.0%
Constellium SE , Class A
(f)
.............. 3,599 36,962
Specialized REITs — 0.0%
VICI Properties, Inc. .................. 1,774 51,819
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
............. 5,686 51,174
Total Common Stocks — 0 .1%
(Cost: $ 990,552 ) ................................. 783,060
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 32,451
Boeing Co. (The)
6.86% , 05/01/54 .................. 5,525 5,872,227
7.01% , 05/01/64 .................. 2,330 2,472,425
Bombardier, Inc.
(b)
8.75% , 11/15/30 .................. 125 134,367
7.25% , 07/01/31 .................. 19 19,594
7.00% , 06/01/32 .................. 28 28,483
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 13 12,172
4.13% , 04/15/29 .................. 38 35,269
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 36 35,648
RTX Corp., 6.40%, 03/15/54 ........... 1,690 1,837,989
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 48 51,384
9.75% , 11/15/30 .................. 41 45,371
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 115 116,003
6.38% , 03/01/29 .................. 191 191,424
6.88% , 12/15/30 .................. 12 12,179
7.13% , 12/01/31 .................. 101 103,420
6.63% , 03/01/32 .................. 250 252,256
6.00% , 01/15/33 .................. 137 134,268
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 77 80,175
11,467,105
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 18 18,099
Automobile Components — 0.3%
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 1,257 1,258,912
6.75% , 05/15/28 .................. 89 90,628
Forvia SE, 5.50%, 06/15/31
(c)
........... EUR 253 261,118
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 9 $ 9,131
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 45 41,322
Icahn Enterprises LP
5.25% , 05/15/27 .................. 21 19,882
9.75% , 01/15/29 .................. 62 62,160
4.38% , 02/01/29 .................. 51 42,599
10.00% , 11/15/29
(b)
................ 39 39,092
Mahle GmbH
(c)
2.38% , 05/14/28 .................. EUR 100 90,663
6.50% , 05/02/31 .................. 189 192,129
Schaeffler AG, 4.75%, 08/14/29
(c)
........ 600 636,290
SK On Co. Ltd., 5.38%, 05/11/26
(c)
....... USD 345 346,587
SMRC Automotive Holdings Netherlands BV,
5.63%, 07/11/29
(c)
................ 275 274,821
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 52 48,464
Valeo SE, 5.88%, 04/12/29
(c)
........... EUR 600 662,433
4,076,231
Automobiles — 0.6%
Hyundai Capital America
(c)
(1-day SOFR + 1.32%), 5.81% , 11/03/25
(a)
USD 200 201,195
2.38% , 10/15/27 .................. 200 186,467
Kia Corp., 1.75%, 10/16/26
(c)
........... 200 189,080
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................ 2,595 2,617,148
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
................. 75 76,689
6.95% , 09/15/26
(b)
................. 3,055 3,123,810
RCI Banque SA
(c)
4.88% , 10/02/29 .................. EUR 634 691,598
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30
(a)
.................... 700 722,162
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 300 317,719
8,125,868
Banks — 9.4%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
100 103,668
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (i)
......... USD 200 213,156
Australia & New Zealand Banking Group Ltd.,
(1-day SOFR + 0.68%), 5.25%, 07/16/27
(a) (c)
200 200,600
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate at 0.00% Floor +
5.01%), 7.71%, 01/18/28
(a) (c)
.......... EUR 100 114,223
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (i)
.. 200 217,451
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (i)
......... USD 200 209,188
Banco Mercantil del Norte SA
(a)(b)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%), 5.88% 280 266,859
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%), 8.38% 409 406,121
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 328 343,068
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a) (c) (i)
.................... 200 197,600
5.30% , 09/21/28
(b)
................. 605 607,202
5.50% , 09/21/33
(b)
................. 805 804,324

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... USD 850 $ 783,022
(1-day SOFR + 1.83%), 4.57% , 04/27/33 . 11,145 10,591,279
Bank of Cyprus PCL, (3-mo. EURIBOR +
1.97%), 5.00%, 05/02/29
(a) (c)
.......... EUR 150 161,684
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
... USD 250 252,330
Barclays plc
(a)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% .... GBP 300 376,040
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 8,115 8,395,571
(USISSO05 + 5.78%), 9.63% ......... 3,035 3,339,626
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (i)
........... EUR 200 211,914
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
...... USD 250 238,908
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a) (c)
... 200 197,584
Citigroup, Inc.
4.30% , 11/20/26 .................. 500 495,476
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (i)
..................... 6 6,251
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (i)
..................... 7,500 7,779,143
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (i)
..................... 100 101,858
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (i)
..................... 6,048 5,998,811
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
2,820 2,872,831
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a) (i)
............... 25 26,364
Commerzbank AG
(a)(c)(i)
(5-Year EUR Swap Annual + 4.39%), 4.25% EUR 400 391,033
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 428,759
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 125 132,237
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 125 137,566
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
USD 200 199,660
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
............... 200 190,438
HSBC Holdings plc, (5-Year EUR Swap Annual
+ 3.84%), 4.75%
(a) (c) (i)
.............. EUR 264 270,046
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
..................... USD 7,875 8,026,164
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 574 517,788
Intesa Sanpaolo SpA, 5.15%, 06/10/30
(c)
.... GBP 619 741,524
JPMorgan Chase & Co.
3.63% , 12/01/27 .................. USD 300 291,411
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
9,555 9,759,361
Series W , (3-mo. CME Term SOFR +
1.26%), 5.79% , 05/15/47
(a)
......... 1,000 949,188
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 1,830 1,904,682
Kookmin Bank, 1.75%, 05/04/25
(c)
........ 200 197,758
Security
Par (000)
Par (000) Value
Banks (continued)
Metropolitan Bank & Trust Co., 5.50%,
03/06/34
(c)
..................... USD 275 $ 273,001
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
... 250 249,120
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 225 252,224
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (i)
................ USD 5,360 5,708,545
Philippine National Bank, 4.85%, 10/23/29
(c)
.. 200 195,294
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (i)
............... 200 196,120
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (b) (i)
............... 213 208,802
Standard Chartered plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.57%), 7.88%
(i)
200 208,250
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ..................... 200 204,054
Toronto-Dominion Bank (The)
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.08%), 8.13% ,
10/31/82 ..................... 6,243 6,507,205
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.98%), 7.25% ,
07/31/84 ..................... 10,460 10,642,266
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
................ 15,305 15,556,800
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 1,020 1,028,426
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.77%),
6.85%
(a) (i)
..................... 50 51,607
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
6,713 6,483,183
5.38% , 11/02/43 .................. 500 466,869
Westpac Banking Corp., (1-day SOFR +
0.81%), 5.38%, 04/16/29
(a)
........... 200 200,978
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (i)
.................... 300 302,907
118,385,418
Biotechnology — 0.1%
(c)
Biocon Biologics Global plc, 6.67%, 10/09/29 . 300 288,000
Cidron Aida Finco SARL
5.00% , 04/01/28 .................. EUR 100 101,720
6.25% , 04/01/28 .................. GBP 100 119,276
Grifols SA, 7.13%, 05/01/30 ........... EUR 195 207,583
716,579
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 . USD 200 171,178
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 30 26,789
B&M European Value Retail SA, 6.50%,
11/27/31
(c)
..................... GBP 135 167,705
JD.com, Inc., 3.88%, 04/29/26 .......... USD 300 295,911
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 49 46,662
3.63% , 10/01/31 .................. 8 6,827
715,072

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.1%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... USD 50 $ 50,004
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 23 22,699
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 35 33,539
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 119 130,249
6.38% , 12/15/30
(b)
................. 100 109,453
6.63% , 12/15/30
(b)
................. USD 342 342,456
6.75% , 07/15/31
(b)
................. 25 25,171
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 176 192,747
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 51 47,332
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 39 37,675
9.75% , 07/15/28 .................. 39 39,883
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 304 260,275
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 149 145,329
8.88% , 11/15/31 .................. 39 40,890
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 67 67,107
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 14 13,398
4.38% , 07/15/30 .................. 17 15,576
3.38% , 01/15/31 .................. 44 37,726
Summit Materials LLC
(b)
5.25% , 01/15/29 .................. 14 14,098
7.25% , 01/15/31 .................. 41 43,505
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 34 33,326
1,702,438
Capital Markets — 5.1%
Abu Dhabi Developmental Holding Co. PJSC
5.25% , 10/02/54
(b)
................. 471 433,467
5.25% , 10/02/54
(c)
................. 225 207,071
Amipeace Ltd., 1.50%, 10/22/25
(c)
........ 200 194,584
Apollo Debt Solutions BDC
(b)
6.90% , 04/13/29 .................. 4,302 4,450,363
6.70% , 07/29/31 .................. 25 25,675
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 .................. 30 29,996
5.60% , 02/15/30 .................. 36 35,578
Blackstone Private Credit Fund
1.75% , 11/30/26
(c)
................. EUR 713 711,641
5.95% , 07/16/29
(b)
................. USD 16 16,105
6.25% , 01/25/31
(b)
................. 23 23,387
6.00% , 11/22/34
(b)
................. 80 78,055
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 40 41,925
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 18 18,901
6.60% , 09/15/29
(b)
................. 8 8,160
6.65% , 03/15/31 .................. 4,545 4,625,946
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 12 12,074
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 80 78,225
CFAMC II Co. Ltd., 5.00%, 11/19/25
(c)
..... 200 198,680
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................ 200 191,418
China Ping An Insurance Overseas Holdings
Ltd., 6.13%, 05/16/34
(c)
............. 200 204,024
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 30 28,795
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(c) (i)
..................... EUR 200 $ 196,811
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (i)
..................... 200 217,451
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . USD 3,350 3,505,526
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c) (i)
..................... EUR 200 211,297
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... USD 53 52,789
Gaci First Investment Co., 5.25%, 10/13/32
(c)
. 200 197,470
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a) (i)
12,722 12,558,068
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 2 1,938
8.00% , 06/15/27 .................. 56 58,347
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 55 56,480
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
.... 6,830 7,248,805
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 453 424,529
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 4,373 4,191,657
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 885 880,056
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. 18 19,284
6.50% , 07/23/29 .................. 14 14,147
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (i)
.......... 33 33,652
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49% ,
05/12/26 ..................... 5,085 5,073,217
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ..................... 5,700 5,848,456
(USISSO05 + 3.63%), 6.85%
(i)
........ 225 222,542
(USISSO05 + 4.16%), 7.75%
(i)
........ 5,365 5,588,742
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(i)
5,410 6,199,487
64,414,821
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 18 17,755
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(b)
..................... 575 547,268
Chemours Co. (The)
5.38% , 05/15/27 .................. 19 18,288
5.75% , 11/15/28
(b)
................. 34 31,584
4.63% , 11/15/29
(b)
................. 37 32,146
8.00% , 01/15/33
(b)
................. 31 30,289
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 142 134,691
Evonik Industries AG, (5-Year EUR Swap
Annual + 1.84%), 1.38%, 09/02/81
(a) (c)
.... EUR 700 692,683
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... 358 373,748
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 32 32,401
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 220 238,821
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 .................. 356 394,576
6.75% , 04/15/30 .................. 128 137,472
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 142 117,894
Kronos International, Inc., 9.50%, 03/15/29
(c)
. EUR 146 166,187
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... 147 115,421
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... USD 18 17,338

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... USD 22 $ 21,766
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
29 27,912
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 100 106,998
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 145 148,696
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. USD 200 212,203
5.38% , 10/01/29
(c)
................. EUR 100 98,956
Sasol Financing USA LLC
4.38% , 09/18/26 .................. USD 200 191,562
6.50% , 09/27/28 .................. 227 217,990
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 19 17,505
4.38% , 02/01/32 .................. 40 34,924
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 52 48,446
Synthomer plc, 7.38%, 05/02/29
(c)
........ EUR 200 216,294
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. USD 48 46,515
5.63% , 08/15/29 .................. 171 157,266
7.38% , 03/01/31 .................. 62 63,315
4,708,910
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 10 9,194
4.88% , 07/15/32 .................. 14 12,849
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 .................. 1,000 1,006,846
4.63% , 06/01/28 .................. 200 188,353
6.00% , 06/01/29 .................. 217 197,721
7.88% , 02/15/31 .................. 244 249,389
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 231 252,801
APCOA Group GmbH
(3-mo. EURIBOR + 4.13%), 7.37% ,
04/15/31
(a) (c)
................... 124 128,930
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... USD 52 47,525
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 24 23,322
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 18 18,241
6.75% , 06/15/32 .................. 51 51,375
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 4 4,027
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 13 13,182
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 75 72,842
7.75% , 02/15/28 .................. 30 30,957
6.00% , 06/01/29 .................. 21 19,908
8.25% , 08/01/32 .................. 47 47,763
8.38% , 11/15/32 .................. 120 122,141
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 50 47,345
3.50% , 09/01/28 .................. 16 15,079
4.75% , 06/15/29 .................. 20 19,207
4.38% , 08/15/29 .................. 12 11,343
6.75% , 01/15/31 .................. 31 31,833
Intrum AB
(c)(f)(j)
3.00% , 09/15/27 .................. EUR 399 298,199
9.25% , 03/15/28 .................. 100 75,047
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 79 74,594
Paprec Holding SA, 7.25%, 11/17/29
(c)
..... EUR 100 109,800
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 89 88,511
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
.... EUR 173 184,051
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... USD 40 39,599
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. USD 40 $ 36,993
5.00% , 09/01/30 .................. 14 12,910
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 65 66,006
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(c)
................. EUR 237 253,630
Veritiv Operating Co., 10.50%, 11/30/30
(b)
... USD 18 19,386
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 124 123,931
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 39 37,238
6.63% , 06/15/29 .................. 4 4,048
7.38% , 10/01/31 .................. 6 6,174
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 38 38,684
4,090,974
Communications Equipment — 0.0%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 61 54,331
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 13 11,723
66,054
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 49 45,657
6.88% , 08/15/32 .................. 4 4,065
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 372 376,650
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 205 208,649
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 29 27,062
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................ 400 381,500
Heathrow Finance plc, 6.63%, 03/01/31
(c)
... GBP 341 429,032
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
..................... USD 200 201,750
Pike Corp., 8.63%, 01/31/31
(b)
.......... 25 26,374
1,700,739
Consumer Finance — 0.4%
Ally Financial, Inc.
8.00% , 11/01/31 .................. 400 442,251
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
.................... 2,215 2,145,964
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 17 16,750
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 19 20,420
CMB International Leasing Management Ltd.,
(1-day SOFR + 0.76%), 5.08%, 06/04/27
(a) (c)
200 200,030
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 . 500 496,006
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 17 17,235
8.00% , 02/15/27 .................. 2 2,063
8.00% , 06/15/28 .................. 41 43,050
6.88% , 04/15/29 .................. 25 25,315
5.88% , 03/15/30 .................. 48 46,920
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 21 21,274
Hyundai Capital Services, Inc., 5.13%,
02/05/29
(c)
..................... 200 198,664
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(c)
... 345 348,402
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 .................. 15 15,864
6.50% , 03/26/31 .................. 20 20,662
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
200 200,500
Muthoot Finance Ltd.
7.13% , 02/14/28
(c)
................. 450 459,000
7.13% , 02/14/28
(b)
................. 405 413,100
Navient Corp., 9.38%, 07/25/30 ......... 30 32,052

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.
6.63% , 01/15/28 .................. USD 30 $ 30,372
6.63% , 05/15/29 .................. 32 32,398
5.38% , 11/15/29 .................. 28 26,920
7.88% , 03/15/30 .................. 64 66,762
4.00% , 09/15/30 .................. 12 10,665
7.50% , 05/15/31 .................. 12 12,316
7.13% , 11/15/31 .................. 20 20,377
SLM Corp., 3.13%, 11/02/26 ........... 45 42,926
5,408,258
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 43 41,950
4.63% , 01/15/27 .................. 24 23,496
6.50% , 02/15/28 .................. 3 3,039
3.50% , 03/15/29 .................. 99 90,106
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 434 525,515
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 100 117,992
CK Hutchison International 24 Ltd., 5.50%,
04/26/34
(c)
..................... USD 200 201,682
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 10 10,375
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95% , 07/01/29
(a) (c)
.............. EUR 225 233,882
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 200 239,113
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 44 40,825
6.13% , 09/15/32 .................. 62 61,997
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 101 108,796
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 21 20,688
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 22 21,069
4.63% , 06/01/30 .................. 8 7,523
7.25% , 01/15/32 .................. 4 4,140
1,752,188
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 270 231,928
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
..................... EUR 243 225,292
Ball Corp., 3.13%, 09/15/31 ........... USD 29 24,614
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 61 61,405
6.88% , 01/15/30 .................. 51 51,345
8.75% , 04/15/30 .................. 67 67,728
Crown European Holdings SACA, 4.50%,
01/15/30
(c)
..................... EUR 118 126,371
Fiber Bidco SpA
(c)
10.00% , 06/15/29 ................. 100 107,288
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.68% , 01/15/30
(a)
............... 100 104,353
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... 200 190,298
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
100 81,469
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 2 1,782
9.50% , 11/01/28 .................. 79 79,106
8.63% , 10/01/31 .................. 45 41,628
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 376 383,599
9.25% , 04/15/27 .................. 27 27,316
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 22 21,411
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 14 13,361
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
6.50% , 07/15/32 .................. USD 21 $ 21,032
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
47 51,845
1,913,171
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 22 19,956
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 51 50,816
Dealer Tire LLC, 8.00%, 02/01/28 ........ 68 66,778
Gates Corp., 6.88%, 07/01/29 .......... 34 34,585
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 21 19,022
6.50% , 07/15/32 .................. 46 46,058
237,215
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 4.63%, 10/15/29
(c)
... EUR 193 204,717
Pachelbel Bidco SpA
(c)
7.13% , 05/17/31 .................. 200 221,542
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30% , 05/17/31
(a)
............... 100 104,287
Service Corp. International
3.38% , 08/15/30 .................. USD 2 1,750
4.00% , 05/15/31 .................. 56 49,902
5.75% , 10/15/32 .................. 110 106,698
Sotheby's, 7.38%, 10/15/27
(b)
........... 200 197,771
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 92 94,496
981,163
Diversified REITs — 0.6%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (k)
.. 10 10,300
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 59 53,845
GLP Capital LP, 3.25%, 01/15/32 ........ 1,570 1,344,711
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 50 46,019
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 269 286,829
VICI Properties LP, 5.13%, 05/15/32 ...... 5,900 5,744,697
7,486,401
Diversified Telecommunication Services — 0.6%
Altice Financing SA, 5.75%, 08/15/29
(b)
..... 200 146,408
Altice France SA, 5.50%, 10/15/29
(b)
...... 200 149,805
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
.................... EUR 250 268,350
CCO Holdings LLC
(b)
6.38% , 09/01/29 .................. USD 184 182,427
4.75% , 03/01/30 .................. 37 33,787
7.38% , 03/01/31 .................. 130 132,533
4.75% , 02/01/32 .................. 3 2,633
4.25% , 01/15/34 .................. 156 126,561
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (k)
... EUR 600 652,370
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
................. USD 22 21,931
5.00% , 05/01/28
(b)
................. 165 161,306
5.88% , 11/01/29 .................. 5 4,972
6.00% , 01/15/30
(b)
................. 20 19,955
8.75% , 05/15/30
(b)
................. 63 66,584
8.63% , 03/15/31
(b)
................. 67 71,258
IHS Holding Ltd.
(b)
6.25% , 11/29/28 .................. 431 407,834
7.88% , 05/29/30 .................. 341 336,205
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. 200 202,674
5.38% , 04/15/30
(c)
................. EUR 178 189,636
6.88% , 04/15/31
(c)
................. 128 142,197
Iliad SA, 5.38%, 05/02/31
(c)
............ 300 332,508

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 34 $ 38,045
4.88% , 06/15/29 .................. 89 76,995
11.00% , 11/15/29 ................. 348 391,653
4.50% , 04/01/30 .................. 39 32,349
10.50% , 05/15/30 ................. 164 178,596
10.75% , 12/15/30 ................. 74 82,371
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
EUR 503 548,372
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 54 48,487
4.13% , 04/15/30 .................. 54 47,881
10.00% , 10/15/32 ................. 25 25,330
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a) (c) (i)
............... 329 328,486
Telecom Italia SpA, 2.75%, 04/15/25
(c)
..... EUR 113 116,466
Verizon Communications, Inc.
3.88% , 02/08/29 .................. USD 325 313,466
4.50% , 08/10/33 .................. 500 471,194
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
................. GBP 124 136,219
4.50% , 08/15/30
(b)
................. USD 200 172,737
Windstream Services LLC, 8.25%, 10/01/31
(b)
125 129,103
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 174 160,473
6.13% , 03/01/28 .................. 34 28,900
6,979,057
Electric Utilities — 0.9%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
..................... 200 183,000
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 320 279,228
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 38 37,596
California Buyer Ltd., 5.63%, 02/15/32
(c)
.... EUR 147 158,555
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
..................... USD 200 209,376
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
..................... 327 337,832
Diamond II Ltd.
7.95% , 07/28/26
(c)
................. 200 202,687
7.95% , 07/28/26
(b)
................. 255 258,427
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
........... 23 23,279
Duke Energy Florida LLC, 5.95%, 11/15/52 .. 2,620 2,661,609
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 200 211,832
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 300 316,339
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 363 319,894
FirstEnergy Corp., 4.00%, 05/01/26
(k)
...... 126 126,441
Minejesa Capital BV, 4.63%, 08/10/30
(c)
.... 172 165,957
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
..................... 381 365,541
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 35 35,857
NRG Energy, Inc.
(b)
5.75% , 07/15/29 .................. 46 44,717
6.00% , 02/01/33 .................. 76 73,813
6.25% , 11/01/34 .................. 111 108,874
Pacific Gas & Electric Co.
6.95% , 03/15/34 .................. 1,200 1,314,268
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.20% , 06/01/41 .................. USD 4,040 $ 3,293,215
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 8 7,508
PG&E Corp.
4.25% , 12/01/27
(k)
................. 28 30,366
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 6 6,157
Public Power Corp. SA, 4.63%, 10/31/31
(c)
.. EUR 108 113,875
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
..................... USD 200 185,750
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................ 186 187,938
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (j)
............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 .................. 39 40,914
6.88% , 04/15/32 .................. 44 45,052
11,345,897
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 80 75,506
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 46 43,897
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 18 18,102
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 41 37,558
3.75% , 02/15/31 .................. 6 5,245
Zebra Technologies Corp., 6.50%, 06/01/32 .. 13 13,187
117,989
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 16 16,083
6.25% , 04/01/28 .................. 35 34,813
6.63% , 09/01/32 .................. 74 73,908
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
15 15,566
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 17 17,653
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 61 62,223
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 17 15,741
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 67 66,922
8.88% , 08/15/31 .................. 6 5,572
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 53 53,528
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 19 18,741
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 104 112,475
Star Holding LLC, 8.75%, 08/01/31
(b)
...... USD 29 28,734
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 32 32,481
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 31 31,632
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 39 38,927
8.25% , 05/15/29 .................. 65 63,672
8.75% , 02/15/30 .................. 45 46,461
8.50% , 05/15/31 .................. 69 67,646
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 47 47,829
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 86 86,906
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 33 34,067
971,580
Entertainment — 0.0%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 13 13,251
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 55 49,088

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. USD 12 $ 11,601
3.75% , 01/15/28 .................. 51 48,095
Playtika Holding Corp., 4.25%, 03/15/29 .... 22 19,943
141,978
Financial Services — 1.0%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 40 39,377
Block, Inc.
2.75% , 06/01/26 .................. 41 39,508
3.50% , 06/01/31 .................. 9 7,924
6.50% , 05/15/32
(b)
................. 186 187,795
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 209,672
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (l)
............ GBP 100 122,595
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... USD 28 27,809
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 11 11,209
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 .................. 290 292,395
5.88% , 03/05/28 .................. 200 196,610
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 69 71,204
9.13% , 05/15/31 .................. 30 30,932
Global Payments, Inc.
2.15% , 01/15/27 .................. 8,745 8,288,523
1.50% , 03/01/31
(b) (k)
................ 63 61,677
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 33 32,137
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 155 191,231
KODIT Global Co., Ltd., Series 2023-1, 4.95%,
05/25/26
(c)
..................... USD 200 199,612
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 .................. 57 56,903
5.13% , 12/15/30 .................. 26 24,259
5.75% , 11/15/31 .................. 40 38,233
7.13% , 02/01/32 .................. 83 84,034
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (c) (i)
. GBP 400 502,075
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 6 6,500
Nexi SpA, 0.00%, 02/24/28
(c) (k) (m)
......... EUR 800 732,354
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 32 33,526
7.13% , 11/15/30 .................. 31 31,394
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 14 14,063
Piramal Capital & Housing Finance Ltd., 7.80%,
01/29/28
(c)
..................... 200 199,250
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 100 101,811
5.38% , 04/15/31 .................. 100 101,301
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. USD 58 55,031
3.88% , 03/01/31 .................. 3 2,614
4.00% , 10/15/33 .................. 23 19,156
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 99 100,689
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 .................. GBP 100 100,777
0.88% , 01/31/28 .................. EUR 106 80,918
1.25% , 01/31/32 .................. 106 80,813
UWM Holdings LLC, 6.63%, 02/01/30
(b)
.... USD 46 45,716
Security
Par (000)
Par (000) Value
Financial Services (continued)
Worldline SA, 0.00%, 07/30/26
(c) (k) (m)
...... EUR 555 $ 552,298
12,973,925
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 10 10,280
Boparan Finance plc, 9.38%, 11/07/29
(c)
.... GBP 126 152,502
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(c)
..................... USD 200 197,022
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (l)
............ 200 207,756
Chobani LLC
(b)
4.63% , 11/15/28 .................. 81 77,973
7.63% , 07/01/29 .................. 170 175,794
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 62 61,162
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 .................. 13 13,569
9.63% , 09/15/32 .................. 16 16,761
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%, 12/15/29
(a) (c)
.......... EUR 146 152,822
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. USD 30 29,288
4.13% , 01/31/30 .................. 23 21,030
4.38% , 01/31/32 .................. 46 41,623
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 352 293,920
Post Holdings, Inc.
(b)
4.50% , 09/15/31 .................. 11 9,854
6.25% , 02/15/32 .................. 32 31,760
6.38% , 03/01/33 .................. 34 33,282
6.25% , 10/15/34 .................. 24 23,379
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 32 29,571
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 289 311,709
1,891,057
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................ USD 25 25,137
Promigas SA ESP, 3.75%, 10/16/29 ....... 245 221,600
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 12 10,697
257,434
Ground Transportation — 0.1%
BCP V Modular Services Finance II plc, 6.13%,
11/30/28
(c)
..................... GBP 219 264,573
Boels Topholding BV, 5.75%, 05/15/30
(c)
.... EUR 214 231,342
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... USD 200 197,906
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 286 365,652
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
USD 16 16,203
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
49 49,296
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 21 22,113
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................ 200 194,608
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 15 15,981
Loxam SAS, 6.38%, 05/31/29
(c)
......... EUR 100 109,188
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... 124 129,441
Uber Technologies, Inc.
(k)
0.00% , 12/15/25
(m)
................ USD 18 18,144
Series 2028 , 0.88% , 12/01/28 ......... 63 69,300
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 16 16,492
1,700,239
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 .................. 61 58,225
3.88% , 11/01/29 .................. 36 32,911
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 141 145,935

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
3.88% , 04/01/29 .................. USD 52 $ 48,152
6.25% , 04/01/29 .................. 70 70,738
5.25% , 10/01/29 .................. 161 155,375
Neogen Food Safety Corp., 8.63%, 07/20/30 . 38 40,757
Sotera Health Holdings LLC, 7.38%, 06/01/31 22 22,288
574,381
Health Care Providers & Services — 0.7%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 49 47,335
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 207 198,662
6.00% , 01/15/29 .................. 70 62,678
5.25% , 05/15/30 .................. 4 3,285
4.75% , 02/15/31 .................. 79 61,301
10.88% , 01/15/32 ................. 102 105,236
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 39 39,817
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 19 19,146
Encompass Health Corp.
4.75% , 02/01/30 .................. 31 29,389
4.63% , 04/01/31 .................. 33 30,476
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 255 287,555
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 26 26,021
HCA, Inc., 3.50%, 07/15/51 ............ 11,531 7,457,794
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 51 47,805
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 35 37,764
11.00% , 10/15/30 ................. 100 109,766
10.00% , 06/01/32 ................. 35 35,586
Molina Healthcare, Inc.
(b)
3.88% , 05/15/32 .................. 70 60,449
6.25% , 01/15/33 .................. 29 28,662
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 54 49,800
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 14 13,618
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 115 119,439
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 112 114,250
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 147 148,505
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 29 29,554
9,163,893
Health Care REITs — 0.0%
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 100 110,931
4.63% , 08/01/29 .................. USD 87 62,340
3.50% , 03/15/31 .................. 12 7,561
180,832
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 27 27,394
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 14 13,800
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(k)
.. 1 929
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 28 28,750
4.50% , 02/15/29 .................. 44 41,542
6.50% , 04/01/32 .................. 75 75,377
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 52 47,123
Service Properties Trust
8.63% , 11/15/31
(b)
................. 196 203,955
8.88% , 06/15/32 .................. 51 47,201
XHR LP, 6.63%, 05/15/30
(b)
............ 12 12,040
498,111
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. USD 62 $ 58,632
5.63% , 09/15/29 .................. 22 21,670
4.00% , 10/15/30 .................. 34 30,407
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... EUR 619 684,074
Aramark International Finance SARL, 3.13%,
04/01/25
(c)
..................... 100 103,326
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.96%,
07/18/30
(a) (c)
.................... 153 159,357
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 51 48,346
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 184 187,413
6.50% , 02/15/32 .................. 77 77,348
6.00% , 10/15/32 .................. 19 18,319
Carnival Corp.
(b)
6.00% , 05/01/29 .................. 116 115,726
7.00% , 08/15/29 .................. 100 104,020
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 48 51,139
Carnival plc, 1.00%, 10/28/29 .......... EUR 109 99,855
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. USD 44 42,444
5.75% , 04/01/30 .................. 69 67,720
6.75% , 05/01/31 .................. 79 79,855
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... GBP 220 269,111
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 34 31,507
6.75% , 01/15/30 .................. 32 29,521
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... 41 41,965
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
..................... 200 192,250
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 31 29,735
3.63% , 02/15/32
(b)
................. 35 30,404
6.13% , 04/01/32
(b)
................. 26 25,929
5.88% , 03/15/33
(b)
................. 76 74,782
International Game Technology plc, 2.38%,
04/15/28
(c)
..................... EUR 698 699,417
Life Time, Inc., 8.00%, 04/15/26
(b)
........ USD 42 42,046
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 43 43,866
7.50% , 09/01/31 .................. 20 20,592
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 54 56,288
Lottomatica Group SpA
(c)
5.38% , 06/01/30 .................. EUR 100 107,582
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19% , 06/01/31
(a)
............... 119 124,653
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 69 60,144
Meituan
(c)
0.00% , 04/27/27
(k) (m)
............... 300 295,500
4.63% , 10/02/29 .................. 500 483,895
3.05% , 10/28/30 .................. 200 176,432
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
................. 333 327,382
5.75% , 07/21/28
(c)
................. 200 190,000
5.38% , 12/04/29
(b)
................. 200 182,502
7.63% , 04/17/32
(c)
................. 200 200,842
7.63% , 04/17/32
(b)
................. 200 200,842
MGM China Holdings Ltd., 7.13%, 06/26/31
(b)
. 200 202,000
MGM Resorts International, 6.13%, 09/15/29 . 54 53,932

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 51 $ 48,083
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. 33 34,773
7.75% , 02/15/29 .................. 40 42,001
6.25% , 03/01/30 .................. 35 34,583
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 24 24,077
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 100 109,839
10.00% , 10/11/28 ................. GBP 148 196,619
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
..................... USD 55 40,012
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 38 40,708
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 .................. 135 132,794
6.25% , 03/15/32 .................. 18 18,216
6.00% , 02/01/33 .................. 100 99,762
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 49 48,326
10.75% , 11/15/29 ................. 27 27,854
Sands China Ltd.
(d)
5.40% , 08/08/28 .................. 260 256,750
4.38% , 06/18/30 .................. 200 186,000
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 19 18,182
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 58 59,237
6.63% , 05/01/32 .................. 10 10,135
Station Casinos LLC
(b)
4.63% , 12/01/31 .................. 49 43,894
6.63% , 03/15/32 .................. 43 42,731
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65% ,
07/31/29
(a)
.................... EUR 100 107,211
10.75% , 07/31/29 ................. GBP 171 222,980
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
..... USD 200 200,812
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(c)
..................... 200 198,584
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
..... EUR 147 154,560
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 41 41,460
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 327 324,544
7.00% , 02/15/29 .................. 13 13,072
9.13% , 07/15/31 .................. 28 30,107
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 41 40,350
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
...... 200 192,000
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 47 45,015
7.13% , 02/15/31 .................. 59 61,443
6.25% , 03/15/33 .................. 43 42,247
9,331,731
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 23,000
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 10 10,156
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 32 29,747
4.88% , 02/15/30 .................. 31 27,995
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
42 41,282
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
12 12,503
Empire Communities Corp., 9.75%, 05/01/29
(b)
10 10,520
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 92 100,168
Security
Par (000)
Par (000) Value
Household Durables (continued)
LG Electronics, Inc.
(b)
5.63% , 04/24/27 .................. USD 792 $ 800,958
5.63% , 04/24/29 .................. 242 244,875
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 24 25,175
7.00% , 11/15/32 .................. 28 27,724
Meritage Homes Corp., 1.75%, 05/15/28
(b) (k)
.. 31 30,380
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
25 26,311
Newell Brands, Inc., 7.00%, 04/01/46
(d)
..... 8,142 7,771,802
Sekisui House Ltd., 5.10%, 10/23/34
(c)
..... 200 194,519
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 14 14,801
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 69 66,028
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
..................... 43 37,515
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 2 1,965
9,497,424
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 9 8,743
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 7 6,668
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(k)
................. 23 22,455
3.88% , 03/15/31 .................. 8 6,884
44,750
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA
(b)
6.30% , 03/15/29 .................. 275 275,534
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 495 504,900
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 33 33,895
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 43 41,701
4.63% , 02/01/29 .................. 16 15,103
5.00% , 02/01/31 .................. 14 13,166
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 50 47,816
3.75% , 01/15/32 .................. 52 44,387
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 900 886,041
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 9 9,253
NextEra Energy Partners LP
(b)(k)
0.00% , 11/15/25
(m)
................. 100 94,000
2.50% , 06/15/26 .................. 55 51,703
San Miguel Global Power Holdings Corp.
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 200 207,438
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 200 202,500
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
.................... 21 21,432
2,448,869
Insurance — 0.9%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 128 122,179
6.75% , 10/15/27 .................. 151 149,751
6.75% , 04/15/28 .................. 145 145,341
5.88% , 11/01/29 .................. 94 90,304
7.38% , 10/01/32 .................. 105 105,966

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. USD 17 $ 17,104
4.88% , 06/30/29 .................. 45 42,255
Aon North America, Inc., 5.75%, 03/01/54 ... 5,955 5,806,709
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 22 22,297
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 320 341,841
7.75% , 02/15/31
(b)
................. USD 200 205,960
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 44 47,356
FWD Group Holdings Ltd., 7.64%, 07/02/31
(c)
. 400 424,592
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 197 200,191
8.13% , 02/15/32 .................. 109 111,320
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 387 396,579
7.38% , 01/31/32 .................. 463 470,247
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 39 41,020
10.50% , 12/15/30 ................. 53 57,300
Meiji Yasuda Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.03%), 5.80%, 09/11/54
(a) (c)
... 200 200,474
Nanshan Life Pte. Ltd., 5.45%, 09/11/34
(c)
... 200 192,538
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
............... EUR 619 720,735
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
USD 336 339,358
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 25 23,470
5.88% , 08/01/32 .................. 37 36,609
Swiss Re Finance UK plc, (1-Year EUR Swap
Annual + 3.75%), 2.71%, 06/04/52
(a) (c)
.... EUR 700 673,393
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a) (c) (i)
......... USD 200 198,390
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 100 107,755
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 45 46,539
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(c)
................ 200 196,600
11,534,173
Interactive Media & Services — 0.0%
Tencent Holdings Ltd.
(c)
1.81% , 01/26/26 .................. 200 193,678
2.39% , 06/03/30 .................. 200 174,808
368,486
IT Services — 0.1%
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(c)
................ EUR 122 128,585
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 84 85,653
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 200 189,062
Snowflake, Inc.
(b)(k)(m)
0.00% , 10/01/27 .................. 33 38,791
0.00% , 10/01/29 .................. 43 50,998
Twilio, Inc., 3.88%, 03/15/31 ........... 44 39,462
United Group BV, 6.50%, 10/31/31
(c)
...... EUR 350 369,209
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
... USD 200 190,174
1,091,934
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 19 19,032
Machinery — 0.1%
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 90 93,571
Security
Par (000)
Par (000) Value
Machinery (continued)
9.50% , 01/01/31 .................. USD 30 $ 32,149
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(c)
.. 300 299,154
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 100 106,434
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 30 30,373
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 41 36,490
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 132 137,809
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93%, 04/15/29
(a) (c)
............... EUR 313 325,849
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. USD 16 16,400
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 54,509
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.43%, 07/15/29
(a) (c)
. EUR 120 120,324
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 44 41,113
Terex Corp.
(b)
5.00% , 05/15/29 .................. 8 7,618
6.25% , 10/15/32 .................. 20 19,600
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
EUR 90 93,333
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. 200 206,652
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 46 42,004
1,663,382
Media — 0.9%
Cable One, Inc.
0.00% , 03/15/26
(k) (m)
............... 49 45,472
1.13% , 03/15/28
(k)
................. 30 24,675
4.00% , 11/15/30
(b)
................. 29 24,232
Charter Communications Operating LLC
5.13% , 07/01/49 .................. 1,000 782,766
3.70% , 04/01/51 .................. 2,410 1,505,429
4.40% , 12/01/61 .................. 5,750 3,827,392
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 81 77,968
7.75% , 04/15/28 .................. 101 91,133
9.00% , 09/15/28 .................. 64 67,022
7.50% , 06/01/29 .................. 23 20,124
7.88% , 04/01/30 .................. 118 121,445
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 31 23,257
Comcast Corp.
3.75% , 04/01/40 .................. 910 731,942
4.05% , 11/01/52 .................. 260 195,392
2.94% , 11/01/56 .................. 448 260,932
CSC Holdings LLC, 11.75%, 01/31/29
(b)
.... 200 197,515
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 137 133,479
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 96 87,259
5.75% , 12/01/28 .................. 88 75,240
DISH Network Corp., 11.75%, 11/15/27
(b)
... 189 200,187
EchoStar Corp.
10.75% , 11/30/29 ................. 187 200,959
6.75% , 11/30/30 .................. 168 151,071
GCI LLC, 4.75%, 10/15/28
(b)
........... 43 40,159
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 85 84,994
Lamar Media Corp., 4.00%, 02/15/30 ...... 4 3,642
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 40 41,085
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 105 97,663
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 95 88,339
4.63% , 03/15/30 .................. 49 45,279
7.38% , 02/15/31 .................. 34 35,538
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 33 28,808

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
SES SA, (5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54
(a) (c)
.......... EUR 100 $ 94,301
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 .................. USD 30 28,817
5.00% , 08/01/27 .................. 73 70,995
4.00% , 07/15/28 .................. 26 23,955
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 46 43,796
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... 200 181,412
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (l)
.......... EUR 328 271,344
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 200 194,244
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 73 72,706
8.00% , 08/15/28 .................. 79 80,432
7.38% , 06/30/30 .................. 45 43,049
8.50% , 07/31/31 .................. 45 44,122
Virgin Media O2 Vendor Financing Notes V
DAC, 7.88%, 03/15/32
(c)
............ GBP 253 316,406
Ziggo Bond Co. BV, 6.13%, 11/15/32
(c)
..... EUR 126 131,170
10,907,147
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
..................... USD 200 201,300
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ...................... 472 434,386
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 22 22,765
11.50% , 10/01/31 ................. 166 185,718
ATI, Inc.
5.88% , 12/01/27 .................. 23 22,795
7.25% , 08/15/30 .................. 19 19,538
5.13% , 10/01/31 .................. 81 76,158
Carpenter Technology Corp., 7.63%, 03/15/30 31 31,748
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(c)
..................... 300 288,156
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 .................. 22 21,765
7.38% , 05/01/33 .................. 17 16,697
Constellium SE, 5.38%, 08/15/32
(c)
....... EUR 164 172,446
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(b)
..................... USD 332 337,188
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 56 53,970
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
... 341 337,590
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 260 242,928
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 32 30,088
4.50% , 06/01/31 .................. 136 119,884
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,492
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(c)
..................... 200 197,480
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 .................. 237 236,111
6.95% , 10/17/31 .................. 300 296,814
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 94 89,536
4.75% , 01/30/30 .................. 90 82,687
3.88% , 08/15/31 .................. 10 8,610
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
EUR 100 99,413
POSCO
(b)
5.75% , 01/17/28 .................. USD 365 370,767
5.88% , 01/17/33 .................. 200 204,410
Samarco Mineracao SA
(l)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.................... 396 382,289
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.................... USD 179 $ 172,585
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 330 322,575
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................ 1,026 1,064,475
10.88% , 09/17/29
(c)
................ 300 311,250
11.25% , 12/03/31
(b)
................ 200 211,000
11.25% , 12/03/31
(c)
................ 200 211,000
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 597 568,278
7,454,892
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 11 11,308
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 25 25,617
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 19 19,490
6.00% , 04/15/30 .................. 10 9,815
6.50% , 07/01/30 .................. 17 17,022
83,252
Multi-Utilities — 0.3%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (i)
................ EUR 175 187,280
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ..... USD 16 16,344
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(c)
..................... GBP 100 126,918
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ USD 3,805 4,018,019
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ..................... 10 10,167
4,358,728
Oil, Gas & Consumable Fuels — 2.7%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 478 431,543
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 44 44,997
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 55 53,560
6.63% , 02/01/32 .................. 6 6,044
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 19 22,969
5.88% , 06/30/29 .................. 13 12,660
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 8 8,174
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 25 25,534
7.25% , 07/15/32 .................. 20 20,546
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 11 11,133
5.85% , 11/15/43 .................. 34 29,449
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 500 502,683
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 68 68,070
8.38% , 01/15/29 .................. 71 73,150
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 75 78,544
8.75% , 07/01/31 .................. 25 26,063
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 57,453
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 53 51,622

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 01/15/30 .................. USD 90 $ 83,936
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 405 398,544
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 62 61,681
7.38% , 01/15/33 .................. 68 66,037
Diamondback Energy, Inc., 6.25%, 03/15/33 . 4,540 4,719,404
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 47 43,892
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 662 567,044
Enbridge, Inc.
6.70% , 11/15/53 .................. 4,750 5,154,146
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
.................... 25 25,699
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
.................... 25 25,960
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 24 25,320
Energy Transfer LP
5.75% , 02/15/33 .................. 1,925 1,951,388
5.15% , 02/01/43 .................. 150 132,179
5.30% , 04/15/47 .................. 721 637,617
5.00% , 05/15/50 .................. 1,060 899,257
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 58 60,781
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
.................... 36 36,475
Eni SpA, Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(a) (c) (i)
......... EUR 749 721,567
Enterprise Products Operating LLC
4.80% , 02/01/49 .................. USD 320 275,395
3.95% , 01/31/60 .................. 320 230,010
EQM Midstream Partners LP
(b)
6.38% , 04/01/29 .................. 40 40,135
7.50% , 06/01/30 .................. 31 32,977
4.75% , 01/15/31 .................. 30 28,213
Genesis Energy LP
7.75% , 02/01/28 .................. 30 30,036
8.25% , 01/15/29 .................. 20 20,198
8.88% , 04/15/30 .................. 23 23,402
7.88% , 05/15/32 .................. 59 57,781
8.00% , 05/15/33 .................. 37 36,209
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 419 387,810
Greenko Dutch BV, 3.85%, 03/29/26
(c)
..... 179 173,854
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 .................. 392 386,979
6.10% , 08/23/42 .................. 624 609,417
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 22 22,153
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 13 13,237
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 29 29,287
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 27 26,147
5.75% , 02/01/29 .................. 87 83,002
6.00% , 04/15/30 .................. 4 3,759
8.38% , 11/01/33 .................. 10 10,208
6.88% , 05/15/34 .................. 38 35,419
7.25% , 02/15/35 .................. 14 13,162
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 .................. 30 31,508
7.38% , 07/15/32 .................. 25 25,397
India Green Power Holdings, 4.00%, 02/22/27
(c)
177 168,239
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... USD 79 $ 72,320
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 25 25,575
5.88% , 06/15/30 .................. 5 4,922
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 343 322,773
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 16 15,840
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 38 38,526
6.50% , 04/15/32 .................. 34 33,615
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 342 284,780
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 262,890
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 9 8,801
MPLX LP
4.95% , 03/14/52 .................. 5,499 4,620,934
5.65% , 03/01/53 .................. 930 866,690
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 16 13,807
NAK Naftogaz Ukraine
(l)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
.................... EUR 438 349,048
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
.................... USD 235 173,663
NFE Financing LLC, 12.00%, 11/15/29
(b)
.... 44 46,237
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 93 94,223
8.38% , 02/15/32 .................. 113 113,865
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 71 72,088
8.75% , 06/15/31 .................. 53 54,707
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 19 19,113
Parkland Corp., 6.63%, 08/15/32
(b)
....... 27 26,719
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 26 25,514
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 48 49,014
5.88% , 07/01/29 .................. 35 34,342
7.00% , 01/15/32 .................. 44 44,665
6.25% , 02/01/33 .................. 53 52,314
Petroleos Mexicanos, 7.50%, 03/31/26
(b)
.... 690 689,138
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 350 351,540
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 23 23,695
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 465 460,350
6.95% , 03/05/54 .................. 200 195,702
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
.. 250 212,418
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 31 29,432
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
..................... 200 180,098
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 44 45,235
SK Battery America, Inc., 4.88%, 01/23/27
(c)
.. 230 229,455
SM Energy Co.
6.50% , 07/15/28 .................. 7 6,956
7.00% , 08/01/32
(b)
................. 15 14,789
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a) (b)
.................... 14 14,354
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 15 15,557
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 66 63,474

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.38% , 02/15/29 .................. USD 27 $ 27,086
6.00% , 12/31/30 .................. 2 1,894
6.00% , 09/01/31 .................. 20 18,876
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 9 9,234
9.38% , 02/01/31 .................. 42 42,814
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 47 43,887
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 327,770
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 614 701,915
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 49 45,017
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 97 107,211
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (i)
..................... 396 414,035
8.38% , 06/01/31 .................. 209 217,972
9.88% , 02/01/32 .................. 143 156,911
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 29 28,775
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
315 312,953
Vital Energy, Inc.
9.75% , 10/15/30 .................. 14 14,761
7.88% , 04/15/32
(b)
................. 89 85,635
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 23 22,131
Wintershall Dea Finance BV, 1.82%, 09/25/31
(c)
EUR 800 720,494
33,487,604
Paper & Forest Products — 0.1%
Fedrigoni SpA, 6.13%, 06/15/31
(c)
........ 222 231,131
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... USD 330 330,102
Magnera Corp., 7.25%, 11/15/31
(b)
....... 14 13,668
574,901
Passenger Airlines — 0.1%
(b)
ABRA Global Finance, 14.00%, (14.00% Cash
or 14.00% PIK), 10/22/29
(l)
........... 349 337,939
American Airlines, Inc., 8.50%, 05/15/29 .... 51 53,546
Azul Secured Finance LLP, 11.93%, (11.93%
Cash or 11.93% PIK), 08/28/28
(l)
....... 308 309,552
Latam Airlines Group SA, 7.88%, 04/15/30 .. 180 181,462
OneSky Flight LLC, 8.88%, 12/15/29 ...... 28 28,020
United Airlines, Inc., 4.63%, 04/15/29 ...... 34 32,327
942,846
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 37 36,180
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 26 22,828
59,008
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 32 31,974
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 83 75,322
5.75% , 08/15/27 .................. 10 8,700
11.00% , 09/30/28 ................. 142 134,900
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
............... EUR 700 708,999
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
.. USD 745 751,057
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
52 55,096
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
..... EUR 189 197,931
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. 302 329,411
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... EUR 134 $ 140,019
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56% , 12/31/29
(a)
............... 242 253,571
6.75% , 12/31/29 .................. 170 186,220
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%, 09/15/31 .............. 581 729,717
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 174 166,767
3,769,684
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 28 28,212
CoreLogic, Inc., 4.50%, 05/01/28 ........ 147 136,786
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 70,470
KBR, Inc., 4.75%, 09/30/28 ............ 49 46,982
Science Applications International Corp., 4.88%,
04/01/28 ...................... 38 36,565
319,015
Real Estate Management & Development — 0.5%
ADLER Financing SARL, Series 1L, 12.50%,
(12.50% Cash or 12.50% PIK), 12/31/28
(l)
. EUR 226 241,629
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
200 197,863
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 28 25,195
7.00% , 04/15/30
(b)
................. 28 24,604
Aroundtown SA, 1.63%, 01/31/28
(c)
....... EUR 800 784,200
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 733 729,773
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 12 12,011
8.88% , 09/01/31 .................. 63 67,825
Fantasia Holdings Group Co. Ltd.
(c)(f)(j)
11.75% , 04/17/22 ................. 5,280 118,800
10.88% , 01/09/23 ................. 330 7,425
7.95% , 07/05/24 .................. 750 16,875
12.25% , 10/18/24 ................. 755 16,988
15.00% , 12/18/24 ................. 200 4,500
Fastighets AB Balder, 1.25%, 01/28/28
(c)
.... EUR 790 763,551
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
.................... USD 840 853,971
Heimstaden Bostad Treasury BV, 1.38%,
03/03/27
(c)
..................... EUR 779 771,508
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 31,512
JGC Ventures Pte. Ltd.
(c)(l)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
08/30/24
(f) (j)
.................... 1,475 567,787
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 141 49,167
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 166,000
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (i)
......... 280 278,790
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a) (c) (i)
............... 200 69,000
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
..................... 250 208,090
Vivion Investments SARL, 8.00%, (8.00% Cash
or 8.00% PIK), 08/31/28
(c) (l)
.......... EUR 249 246,318
6,253,382
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 44 41,726

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG, 10.50%, 03/30/29
(c)
..... EUR 117 $ 119,398
Broadcom, Inc.
(b)
1.95% , 02/15/28 .................. USD 2,662 2,437,067
3.75% , 02/15/51 .................. 5,000 3,721,152
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 22 21,065
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (k)
.. 51 49,368
NXP BV, 4.40%, 06/01/27 ............. 1,405 1,390,220
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
. 23 21,655
7,759,925
Software — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 394 374,436
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 49 47,616
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 92 95,230
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.65%, 05/15/28
(a) (c)
. EUR 149 154,536
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 109 110,571
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 12 11,858
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 119 110,855
4.88% , 07/01/29 .................. 86 80,170
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 489 479,974
9.00% , 09/30/29 .................. 278 282,252
8.25% , 06/30/32 .................. 240 247,332
Elastic NV, 4.13%, 07/15/29
(b)
.......... 51 47,280
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 51 51,022
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 45 42,463
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
................. EUR 322 342,299
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 77 74,784
Nutanix, Inc., 0.50%, 12/15/29
(b) (k)
........ 11 10,874
Oracle Corp.
3.95% , 03/25/51 .................. 8,055 5,966,384
5.55% , 02/06/53 .................. 1,335 1,261,299
PTC, Inc., 4.00%, 02/15/28
(b)
........... 7 6,629
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 58 57,444
6.50% , 06/01/32 .................. 78 78,681
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a) (c)
..... EUR 157 163,442
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 354 359,145
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 49,983
10,506,559
Specialized REITs — 0.6%
Equinix, Inc., 1.80%, 07/15/27 .......... 7,864 7,310,893
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 62 63,350
5.25% , 07/15/30 .................. 3 2,864
6.25% , 01/15/33 .................. 48 47,808
SBA Communications Corp., 3.13%, 02/01/29 68 61,379
7,486,294
Specialty Retail — 0.4%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 212 228,920
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. USD 5 4,793
5.00% , 02/15/32
(b)
................. 11 10,034
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 .................. EUR 170 176,977
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93% , 09/30/31
(a)
............... 166 171,607
Carvana Co.
(b)(l)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... USD 87 90,872
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... USD 123 $ 141,366
CD&R Firefly Bidco plc
(c)
8.63% , 04/30/29 .................. GBP 232 302,784
Series JAN , 8.63% , 04/30/29 .......... 112 146,172
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 22 22,828
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a) (c)
..... EUR 219 228,462
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
... 174 185,645
Goldstory SAS, 6.75%, 02/01/30
(c)
....... 246 265,991
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 14 14,028
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 34 32,067
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 73 68,164
8.25% , 08/01/31 .................. 34 35,270
Lowe's Cos., Inc., 3.00%, 10/15/50 ....... 4,146 2,577,583
Staples, Inc., 10.75%, 09/01/29
(b)
........ 25 24,595
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 216 213,609
4,941,767
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 16 16,425
Seagate HDD Cayman, 8.50%, 07/15/31 ... 109 116,560
132,985
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 48 44,371
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c) (e) (f) (j) (k)
............ EUR 1,100 313,345
Hanesbrands, Inc.
(b)
4.88% , 05/15/26 .................. USD 46 45,286
9.00% , 02/15/31 .................. 2 2,131
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 41 37,752
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 29 25,364
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.93%, 07/01/29
(a) (c)
. EUR 100 105,139
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 10 10,071
583,459
Tobacco — 0.9%
Altria Group, Inc., 4.40%, 02/14/26 ....... 63 62,692
BAT Capital Corp., 2.26%, 03/25/28 ...... 12,726 11,691,412
11,754,104
Trading Companies & Distributors — 0.1%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 28 28,407
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 51 49,880
7.88% , 12/01/30 .................. 48 50,521
7.00% , 05/01/31 .................. 233 237,694
7.00% , 06/15/32 .................. 62 63,222
5.88% , 04/15/33 .................. 47 45,356
H&E Equipment Services, Inc., 3.88%, 12/15/28 28 25,590
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 27 27,342
Imola Merger Corp., 4.75%, 05/15/29 ...... 45 42,673
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 20 19,844
WESCO Distribution, Inc., 6.63%, 03/15/32 .. 22 22,360
612,889
Transportation Infrastructure — 0.1%
(c)
DP World Crescent Ltd., 3.75%, 01/30/30 ... 635 593,527
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 ... 300 282,489
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (i)
................ 200 198,500

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 .............. USD 200 $ 196,250
1,270,766
Wireless Telecommunication Services — 0.8%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 291,544
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)
....... 200 199,246
Eutelsat SA
(c)
2.25% , 07/13/27 .................. EUR 100 87,011
1.50% , 10/13/28 .................. 200 153,824
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
............... USD 200 194,430
Kenbourne Invest SA
(f)(j)
6.88% , 11/26/24
(b)
................. 11 4,400
4.70% , 01/22/28
(c)
................. 200 80,000
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 271 289,715
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 280 277,595
SoftBank Group Corp.
(c)
5.38% , 01/08/29 .................. EUR 558 599,259
5.75% , 07/08/32 .................. 381 414,806
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. USD 1,922 1,765,046
5.05% , 07/15/33 .................. 3,500 3,427,152
VF Ukraine PAT, 6.20%, 02/11/25
(c)
....... 228 213,180
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 239 266,292
5.63% , 04/15/32
(c)
................. EUR 110 116,087
7.75% , 04/15/32
(b)
................. USD 494 497,886
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
........ EUR 670 707,032
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... 333 367,049
9,951,554
Total Corporate Bonds — 35 .2%
(Cost: $ 461,519,514 ) .............................. 444,090,851
Fixed Rate Loan Interests
Health Care Technology — 0.1%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 280 281,576
Media — 0.0%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(e)
............. 245 240,713
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(e)
................. 482 482,000
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 1,005,119 ) ............................... 1,004,289
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03% , 05/25/28 .......... 1,038 693,642
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
10/31/30
(n)
...................... 336 337,381
Cobham Ultra US Co-Borrower LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.24%
,
08/03/29 .. 307 305,444
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... USD 443 $ 444,525
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 169 169,361
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(n)
...................... 130 129,935
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
04/19/31 .................. 234 235,732
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/01/28 .................. 621 576,863
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.36%
,
02/01/29 ................. 174 140,209
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/14/29 ............ 55 55,053
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/06/28 ....... 145 145,256
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 83 83,140
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
02/28/31 .................. 932 933,602
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
03/22/30 .................. 72 72,636
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/19/32 .................. 232 232,780
4,555,559
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 414 391,246
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
05/06/30 .................. 869 871,130
Gates Global LLC, 1st Lien Term Loan B5 ,
06/04/31
(n)
...................... 473 473,470
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.62%
,
11/17/28 .................. 323 313,123
2,048,969
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.86%
,
07/02/31
(a)
.......... 341 341,139
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan ,
01/24/29
(n)
...................... 700 458,575
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
01/24/30 ................. 638 211,467
670,042

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
11/15/28
(a)
........... USD 653 $ 656,568
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
11/23/28
(e)
155 155,063
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30 ............. 1,020 1,020,679
1,175,742
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.36%
,
09/26/31 ............ 217 218,136
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
05/14/29 .................. 231 232,085
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.71%
,
11/03/28 .................. 890 893,854
Cornerstone Building Brands, Inc., 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.75%
,
04/12/28 .. 169 160,542
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.42%
,
11/23/27 ............. 148 143,833
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
10/02/28 ............ 190 191,305
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
08/05/31 .................. 705 706,029
2,545,784
Capital Markets — 0.3%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/09/30 ............ 158 158,600
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.27%
,
12/20/29 .................. 345 345,293
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
04/30/31 .................. 204 204,872
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
11/25/31
(n)
...................... 296 298,167
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.11%
,
10/22/27 ....... 155 155,188
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.86%
,
10/22/26 ....... 416 416,595
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.38%
,
04/07/28 . 236 236,964
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
09/11/31 ....... 338 341,288
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.82%
,
05/31/31 ....... 86 85,715
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Grant Thornton Advisors LLC, 1st Lien Term
Loan B , 06/02/31
(n)
................. USD 29 $ 28,624
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(n)
...................... 222 221,270
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
10/21/31 ............ 189 189,592
Learning Care Group US No. 2, Inc., 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.52%
,
08/11/28 ... 53 53,777
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.33%
,
07/25/31
(e)
...... 41 41,308
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
08/17/28
(n)
...................... 318 318,838
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
06/25/31 ....... 170 169,787
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.52%
,
02/07/31 ............ 32 32,159
3,298,037
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.96%
,
10/02/28 .................. 158 159,051
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.46%
,
11/24/27 ....... 301 301,313
Ascend Performance Materials Operations LLC,
1st Lien Term Loan , (6-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 9.10%
,
08/27/26 . 104 88,428
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.57%
,
08/18/28 ............ 288 289,260
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
12/29/27 ............ 77 68,577
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.02%
,
11/01/30 .................. 532 533,310
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 8.95%
,
10/04/29 ............ 36 36,072
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
06/12/31 .. 349 349,694
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/18/30 ............. 687 687,476
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
02/15/30 .................. 231 232,008
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
02/18/30 ............ 143 143,072
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
10/07/31
(e)
........... 139 140,216
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
07/03/28 ............ 320 313,724

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
10/16/28 ............ USD 448 $ 449,890
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.34%
,
11/21/31
(e)
........... 203 203,507
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.36%
,
03/29/28 .. 545 550,147
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
04/03/28 ............ 307 308,526
Olympus Water US Holding Corp., 1st Lien
Term Loan B5
06/20/31
(n)
...................... 10 10,022
(3-mo. CME Term SOFR + 3.50%),
8.10% , 06/20/31 ................ 390 390,881
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.36%
,
06/23/25
(e)
48 49,636
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . 431 367,589
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
09/11/31 ............. 130 130,488
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.11%
,
12/14/27 .................. 119 120,092
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.80%
,
08/02/30 ............ 397 399,224
W.R. Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
09/22/28 ............ 378 381,268
6,703,471
Commercial Services & Supplies — 0.6%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.35%
,
10/24/30
(e)
. 172 173,906
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.21%
,
05/12/28 ....... 1,141 1,143,680
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/06/28 ............ 355 356,127
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
06/24/30 ............ 340 342,003
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
08/02/28
(e)
...... 627 632,076
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
09/06/27 ............ 277 277,109
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/10/28 .................. 456 458,840
Covanta Holding Corp., 1st Lien Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%;
6-mo. CME Term SOFR at 0.50% Floor +
2.50% + 2.50%), 7.07%
,
11/30/28 ...... 277 277,194
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
09/17/31 ....... USD 906 $ 906,279
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.90%
,
02/01/29 ....... 186 186,315
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
07/03/31 ............ 178 177,749
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
10/17/30 ....... 167 167,429
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 .................. 321 309,518
Madison Safety & Flow LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
09/26/31 ....... 96 96,388
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1D , (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.22%
,
07/31/28 .. 49 49,414
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.52%
,
10/15/30 .. 212 212,267
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.02%
,
11/30/28 ............. 38 37,752
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.70% , 11/30/28 ........... 22 21,736
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.02% , 11/30/28 ........... 2 2,073
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.07%
,
11/14/30 .................. 22 21,876
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(n)
.................. 93 93,232
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
08/31/28 ............ 746 747,973
TruGreen LP, 1st Lien Term Loan B , 11/02/27
(n)
193 187,728
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.76%
,
02/24/31 .................. 287 287,200
7,165,864
Communications Equipment — 0.1%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.37%
,
10/24/30 .................. 394 394,733
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.97% , 03/02/29 .......... 293 262,481
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.06% , 05/30/30 .......... 140 124,822
782,036
Construction & Engineering — 0.2%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.32%
,
04/18/31 .................. 296 298,604
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.71%
,
08/15/31 .................. 194 195,013

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... USD 952 $ 923,690
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.84%
,
11/03/31 ............. 78 78,244
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.47%
,
01/21/28 .................. 394 396,319
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.96%
,
12/16/27 ............ 54 54,323
1,946,193
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/31/31 .................. 389 390,467
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.57%
,
03/08/29 ................. 302 297,043
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... 278 274,657
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
04/14/31 ............ 183 182,412
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
03/19/29 ............ 148 147,574
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.86%
,
04/02/29
(e)
. 132 132,999
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
09/22/28 ....... 189 189,035
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.15%
,
01/12/29 ............ 175 174,712
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , 10/19/29
(n)
......... 847 847,217
2,636,116
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , 02/07/28
(n)
86 86,660
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/03/31 .................. 307 308,569
395,229
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.53%
,
11/29/30 ....... 1,001 1,005,227
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.59%
,
04/15/27 .................. 305 306,511
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
07/31/26 .................. 149 150,238
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
09/15/28 ........... USD 427 $ 430,268
1,892,244
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60%
,
10/28/27
(a)
................. 338 284,695
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.36%
,
11/24/28 ... 469 470,189
Kuehg Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%), 7.28%
- 7.84%
,
06/12/30 ................. 204 205,454
OMNIA Partners LLC, 1st Lien Term Loan B ,
07/25/30
(n)
...................... 160 160,658
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31
(e)
................. 19 19,015
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
09/30/30 ....... 392 394,212
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 179 180,305
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31
(e)
................ 54 54,009
Wand NewCo 3, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
01/30/31 ............ 489 490,275
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.86%
,
01/08/27 ............ 228 228,547
2,202,664
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.86%
,
09/13/29 ............ 232 202,587
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.61%
,
09/20/30 ............ 171 169,901
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/16/29 ............ 175 178,183
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/15/30 ............ 176 179,446
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............ 24 23,774
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/16/29 ........... 199 186,237
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/15/30 ........... 203 188,642
Orbcomm, Inc., 1st Lien Term Loan , 09/01/28
(n)
178 157,392
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 688 599,938

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.44%
,
01/31/29 .. USD 133 $ 133,877
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.76%
,
01/31/29 ....... 291 288,862
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.47%
,
03/09/27 ............ 1,204 1,125,665
3,434,504
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.32%
,
05/30/31 ....... 71 71,232
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan B , 05/22/31
(n)
................. 19 19,110
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
04/16/31 .................. 369 369,340
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/20/30 ............. 313 313,198
772,880
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.50%),
9.57%
,
06/23/28
(a)
................. 571 573,565
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.09%
,
06/20/31 .................. 105 105,602
Coherent Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
07/02/29 .................. 441 441,361
546,963
Entertainment — 0.4%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.68%
,
05/24/29 ....... 107 107,374
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.47%
,
07/22/30 ............ 582 579,296
Creative Artists Agency LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
10/01/31 ....... 802 805,389
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
09/10/31 ............ 425 425,334
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(n)
...................... 212 212,712
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.22%
,
10/19/26 ....... 596 595,055
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
11/13/29 ........... 363 358,928
NEP Group, Inc., 1st Lien Term Loan B ,
08/19/26
(n)
...................... 250 227,090
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.22%
,
03/13/28 ....... 568 569,372
Security
Par (000)
Par (000) Value
Entertainment (continued)
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.77%
,
11/14/31 ............. USD 333 $ 334,439
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.22%
,
05/19/25 .. 709 709,754
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
01/24/31 ............ 736 733,348
5,658,091
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (12-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.62%
,
12/21/28 .. 360 360,714
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
01/03/29 .................. 301 300,983
Belron Finance US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.27%
,
10/16/31 ............ 449 452,524
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.83%
,
01/31/31 ........... 1,029 1,033,496
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
09/01/28
(n)
...................... 177 175,345
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/19/31 .................. 408 406,811
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(n)
...................... 200 199,750
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.08%
,
04/09/27 ....... 735 717,399
Deerfield Holdings Corp., 2nd Lien Term Loan ,
04/07/28
(n)
...................... 249 236,728
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
06/27/29 .................. 36 36,078
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/31/30 ............ 30 29,951
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
02/18/31 ............ 415 417,618
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.44%
,
11/17/31 ... 407 407,383
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 548 547,973
5,322,753
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.22%
,
10/01/25 .. 250 244,004
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 7.72% , 10/25/27 .......... 863 869,148
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11% , 10/25/27 ........... 324 326,427
H-Food Holdings LLC, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 4.69%),
12.44%
,
05/23/25
(f) (j)
................ 104 51,658

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... USD 278 $ 278,926
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
03/31/28 ............ 234 235,575
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
01/20/28 ............. 526 526,593
2,532,331
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%
,
02/03/31
(a)
...... 155 155,477
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.22%
,
08/06/27 ....... 238 234,916
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
04/10/31
(n)
...................... 1,027 1,024,394
Hertz Corp. (The), 1st Lien Term Loan B ,
06/30/28
(n)
...................... 228 204,524
Hertz Corp. (The), 1st Lien Term Loan C ,
06/30/28
(n)
...................... 44 39,943
1,503,777
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
05/10/27 ............ 611 612,753
Bausch + Lomb Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
09/29/28 ............ 215 216,082
828,835
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.44%
,
09/29/28 ....... 464 464,956
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
07/26/31
(e)
...... 94 94,351
Examworks Bidco, Inc., 1st Lien Term Loan ,
11/01/28
(n)
...................... 579 581,146
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
08/31/28 ............ 23 23,364
EyeCare Partners LLC, 1st Lien Term Loan B ,
11/30/28
(n)
...................... 297 227,974
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
11/30/28
(e) (f) (j)
......... 41 8,179
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
11/01/28 ....... —
(o)
65
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.69%
,
11/01/29 ....... 404 201,775
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/23/28 ............ 1,494 1,497,599
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 480 482,799
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/27/28 ............ USD 306 $ 307,405
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
10/24/31 ....... 141 141,167
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.09%
,
12/19/30 ....... 359 361,665
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
08/01/31 .................. 116 116,723
4,509,168
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
02/15/29 ............ 833 833,721
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.55%
,
05/01/31 .................. 670 673,405
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 492 475,752
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
11/03/31 ....... 245 246,279
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 1,194 1,195,024
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.32%
,
10/22/29 ............ 121 120,933
3,545,114
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
05/18/30
(a)
........... 155 154,448
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
09/20/30 ............. 533 529,709
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
02/02/26 ....... 496 318,086
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
05/31/30 ............ 285 286,962
Bally's Corp., Facility 1st Lien Term Loan B ,
10/02/28
(n)
...................... 349 329,104
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
02/06/30 ....... 232 231,848
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
02/06/31 ....... 696 696,113
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.11%
,
08/09/27 .................. 164 164,565
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/01/31 .................. 113 113,607

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.46%
,
03/17/28
(e)
...... USD 363 $ 362,647
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
12/02/31 ............ 110 109,863
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
01/29/29 ............ 1,097 1,100,172
Flutter Entertainment plc, 1st Lien Term Loan B
11/25/30
(n)
...................... 92 91,482
(3-mo. CME Term SOFR + 2.00%),
6.60% , 11/25/30 ................ 740 738,095
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
11/30/29 ............. 850 851,042
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 298 297,086
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , 08/28/28
(n)
.............. 43 43,147
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.09%
,
11/08/30 ... 575 577,547
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
12/15/27 ............ 436 436,234
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.63%
,
04/16/29 ....... 402 403,298
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.71%
,
03/02/28 ............ 249 123,867
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
05/03/29 ............ 576 577,230
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
01/05/29 ............. 107 106,832
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
04/04/29 ....... 139 139,208
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
12/04/31 .. 114 113,475
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.38%
,
03/14/31 ....... 654 654,371
Whatabrands LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
08/03/28 ............ 743 743,306
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/24/30 ....... 348 348,094
10,486,990
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
05/17/28 ............ 239 192,505
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.02%
,
02/25/29 ............ 655 653,598
Security
Par (000)
Par (000) Value
Household Durables (continued)
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.94%
,
06/29/28 ...... USD 124 $ 104,577
SWF Holdings I Corp. Delayed Draw Loan First
Lien , 10/06/28
(n)
................... 82 79,698
SWF Holdings I Corp. Term Loan First Lien ,
10/06/28
(n)
...................... 62 62,730
SWF Holdings I Corp. Term Loan Second Lien ,
10.81%
,
12/19/31 ................. 594 531,694
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 144 144,225
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
10/29/27 ....... 755 751,190
2,520,217
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.36%
,
07/19/30 .. 444 442,176
Calpine Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.11% , 01/31/31 ........... —
(o)
401
(1-mo. CME Term SOFR + 2.00%),
6.57% , 01/31/31 ................ 151 150,957
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.76%
,
12/15/27 ............ 328 328,896
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.02%
,
12/11/31 ............. 76 76,190
998,620
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 70 70,350
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(n)
...................... 429 430,178
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............ 550 551,193
1,051,721
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
09/19/31 ....... 1,722 1,724,235
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.72%
,
02/21/28 ............ 680 681,267
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , 12/06/31
(n)
................. 635 634,337
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
02/14/31 ............ 1,217 1,218,324
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.61%
,
05/26/31 . 343 344,230
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B , 05/27/31
(n)
....... 64 64,280

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
06/20/30 ............ USD 1,011 $ 1,016,112
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
03/15/30 . 279 279,645
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.61%
,
09/15/31 ........... 478 479,464
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 365 365,093
USI, Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR + 2.25%), 6.85%
,
09/27/30 ...... 254 253,737
USI, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR + 2.25%), 6.85%
,
11/21/29 ... 857 854,904
7,915,628
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
01/31/31
(a)
...... 515 514,158
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
08/21/28 .................. 61 60,949
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
12/23/26 .................. 544 543,292
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/19/29 .................. 427 411,024
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
07/06/29 .................. 866 852,654
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.11%
,
05/30/31 ............. 247 248,087
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
06/27/31 ....... 146 145,909
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ....... 720 719,331
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , 11/09/29
(n)
................ 197 197,151
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28 .......... 391 163,900
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 41 41,771
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.60% , 07/27/28 .......... 105 96,294
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
06/17/31 ............ 553 552,162
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.61%
,
06/07/32 ............ 133 131,255
Modena Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/01/31 .................. 205 197,970
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(n)
......... USD 64 $ 64,370
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... 407 409,154
Quartz Acquireco LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
06/28/30
(e)
........... 380 381,900
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
07/31/31 . 990 995,354
6,212,527
Leisure Products — 0.0%
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.46%
,
12/01/28
(a)
. 143 139,298
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
11/08/27 ............. 47 46,905
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30
(e)
........... 27 27,324
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 133 134,175
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
01/02/31 .................. 306 307,745
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.62%
,
10/19/27 .. 137 135,781
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 34 34,083
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30 .................. 320 311,884
997,897
Machinery — 0.6%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/31/28 ............ 354 354,222
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
08/17/29 ............ 572 577,122
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
08/30/30 ............ 386 385,631
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
03/15/30 ............ 127 127,060
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............ 166 166,555
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/15/28
(e)
........... 57 57,496
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
10/23/28 ............ 701 706,072

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
06/12/31
(e)
...... USD 75 $ 75,187
GrafTech International Ltd., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.17%
,
12/21/29
(e)
........... 30 28,293
GrafTech International Ltd., Delayed Draw 1st
Lien Term Loan , 0.00%
,
11/13/29
(e)
...... 17 17,227
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 1,029 1,036,284
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.89%
,
06/21/28 .................. 836 838,541
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.47%
,
10/04/28 .................. 162 163,166
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D , 11/22/29
(n)
....... 724 724,884
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
04/05/29 .................. 382 385,060
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 969 975,486
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.19%
,
03/02/27 ............ 686 686,086
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 212 132,557
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.80%
,
01/27/31 ............ 303 303,176
Westinghouse (Wec US Hldngs, Inc.), 1st Lien
Term Loan , (1-mo. CME Term SOFR +
2.25%), 6.80%
,
10/01/31 ............ 30 30,108
7,770,213
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ 548 438,294
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
12/09/30 . 301 300,252
Charter Communications Operating LLC, 1st
Lien Term Loan B5 , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.78%
,
12/15/31 . 229 228,600
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
08/23/28 .. 162 162,451
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 531 489,238
DIRECTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
08/02/27 ............ 235 235,862
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
08/30/30 ....... 181 181,739
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(e)
........... 95 95,236
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
05/23/29 ............ USD 80 $ 75,156
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.36%
,
06/30/28 ....... 291 292,864
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.21%
,
04/23/29 ....... 131 106,602
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(n)
...................... 552 552,922
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.01%
,
04/28/28 ....... 147 146,522
3,305,738
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
12/21/28 ....... 740 742,556
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
10/04/30 ....... 60 59,815
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.96%
,
09/19/29 ....... 97 97,101
New Fortress Energy, Inc., 1st Lien Term Loan ,
10/30/28
(n)
...................... 300 286,045
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.51%
,
10/05/28 . 517 519,907
1,705,424
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28 ............ 246 252,032
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
03/21/31 .................. 551 552,948
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 .......... 362 360,642
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.26% , 02/07/28 .......... 306 307,374
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.96% , 06/04/29 .......... 350 350,751
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
08/13/29 ............ 189 189,745
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.63%
,
02/24/31 ............ 286 286,197
2,299,689
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 6.63%
,
02/26/29
(a)
........... EUR 2,438 2,524,884
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.86%
,
05/04/28 ....... USD 311 319,601
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(n)
...................... 242 235,694

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.40%
,
08/02/27 ............ USD 387 $ 386,349
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.82%
,
05/05/28 ........... 769 770,635
Organon & Co., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.74%
,
05/19/31 .................. 223 223,195
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/20/29 ............ 244 243,987
Precision Medicine Group LLC, 1st Lien Term
Loan , 11/18/27
(n)
.................. 200 199,705
2,379,166
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.97%
,
02/04/28 .................. 569 570,505
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/29/31 ............ 445 443,144
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 .................. 635 626,261
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
02/28/31
(e)
................. 629 632,393
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.59%
,
01/18/29 ....... 2,199 2,199,306
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
06/22/29 .................. 158 159,080
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
04/28/28 . 595 593,794
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 155 137,454
Trans Union LLC, 1st Lien Term Loan B9 ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.35%
,
01/24/31 ............ 357 355,725
TransUnion LLC, 1st Lien Term Loan B8 ,
06/24/31
(n)
...................... 590 588,761
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
11/26/31
(n)
...................... 350 350,875
6,657,298
Real Estate Management & Development — 0.0%
(a)(e)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
01/31/30 .. 138 139,031
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.36%
,
01/31/30 . 124 123,839
262,870
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 .................. USD 185 $ 185,524
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
08/17/29 ............ 423 424,143
609,667
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/24/31 ............ 912 920,134
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(n)
...................... 260 239,916
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
07/30/31 ............ 315 317,328
Capstone Borrower, Inc., 1st Lien Term Loan B ,
06/17/30
(n)
...................... 42 42,055
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.72%
,
09/21/28 ....... 579 580,626
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.31%
,
03/21/31 ............ 694 695,002
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.02%
,
03/30/29 .. 1,179 1,181,212
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
11/03/31 ............. 1,101 1,112,010
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
06/26/31 ............ 192 185,296
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
10/09/29 ............ 571 574,508
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32 ............. 133 135,217
Flexera Software LLC, 1st Lien Term Loan B3 ,
03/03/28
(n)
...................... 110 110,619
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
09/12/29 .................. 699 696,380
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.36%
,
12/01/27 . 1,051 1,058,727
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
10/27/28 .................. 428 429,271
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
03/01/29 .................. 674 673,358
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.82%
,
05/03/28 .................. 436 436,129
Planview Parent, Inc., 1st Lien Term Loan
A , (3-mo. CME Term SOFR + 3.50%),
7.83%
,
12/17/27 .................. 68 68,237
Project Sky Merger Sub, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21% , 10/09/28 .......... 572 570,167

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 10/10/29 .......... USD 206 $ 201,938
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
08/31/28 .................. 1,055 1,059,244
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
04/24/28 .................. 632 630,477
Sabre GLBL, Inc., 1st Lien Term Loan B1
(n)
12/17/27 ....................... 53 51,320
11/15/29 ....................... 241 239,234
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(n)
...................... 30 29,184
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46% , 06/30/28 .......... 13 12,494
11/15/29
(e) (n)
..................... 74 71,723
SS&C Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
05/09/31 ............ 664 665,405
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/26/31
(n)
.............. 152 152,786
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 1,004 1,010,109
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
07/20/28 ............ 76 76,013
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.12%
,
04/14/31 .................. 619 622,467
14,848,586
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
04/23/31 ....... 126 126,874
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 7.86%
,
05/04/28 .. 622 625,149
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
07/01/31 ........... 183 183,743
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28 .................. 211 209,836
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 10/20/28 .......... 119 117,305
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71% , 10/20/28 .......... 82 81,768
RVR Dealership Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.60%
Floor + 3.75%), 8.21%
,
02/08/28 ....... 46 43,308
1,387,983
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11%
,
03/08/30
(a) (e)
.......... 42 42,453
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
05/19/28 ....... USD 402 $ 403,138
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
07/27/28 .................. 551 550,816
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.38%
,
02/10/31 .................. 176 176,003
Foundation Building Materials, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 594 584,088
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 126 126,180
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
05/13/30 ............ 74 74,460
TMK Hawk Parent Corp., 1st Lien Term
Loan , (US Prime Rate + 11.00%),
18.75%
,
12/15/31 ................. 14 7,192
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.59%
,
06/29/29 ............ 432 228,911
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 138 137,969
2,288,757
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.22% , 09/22/28 .......... 303 304,434
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86% , 09/22/28 .......... 172 172,914
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
07/01/31 ............ 501 502,124
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 7.09% - 7.09%
,
07/01/31 ..... 343 344,148
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.92%
,
12/15/26
(e)
........... 175 173,813
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
03/18/30 .................. 77 77,004
1,574,437
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.22%
,
05/01/28 ....... 181 171,782
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
01/27/31 ............. 377 376,740
548,522
Total Floating Rate Loan Interests — 11 .7%
(Cost: $ 148,592,102 ) .............................. 147,881,001

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. USD 503 $ 534,141
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
155 154,566
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 290 292,448
5.95% , 07/30/34 .................. 245 244,311
691,325
China — 0.0%
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (i)
... 270 262,170
Colombia — 0.1%
Ecopetrol SA
8.88% , 01/13/33 .................. 623 632,476
8.38% , 01/19/36 .................. 655 631,092
1,263,568
Denmark — 0.0%
Orsted A/S , (5-Year EURIBOR ICE Swap Rate
+ 2.59%), 5.13%
,
03/14/3024
(a) (c)
....... EUR 100 107,368
France — 0.0%
Electricite de France SA
(a)(c)(i)
(BPISDS15 + 3.32%), 5.88% ......... GBP 200 240,993
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... EUR 200 214,191
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 100 127,238
582,422
Hong Kong — 0.0%
Airport Authority
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10% USD 200 193,432
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40% 200 184,850
378,282
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ....................... EUR 562 629,267
MVM Energetika Zrt. , 7.50%
,
06/09/28 ..... USD 303 316,068
945,335
India — 0.0%
(c)
Export-Import Bank of India , 3.38%
,
08/05/26 . 200 195,092
Power Finance Corp. Ltd. , 3.95%
,
04/23/30 .. 300 278,883
473,975
Indonesia — 0.1%
(c)
Pertamina Persero PT
3.65% , 07/30/29 .................. 255 239,063
2.30% , 02/09/31 .................. 366 306,525
4.18% , 01/21/50 .................. 200 150,972
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 .................. EUR 200 176,743
4.38% , 02/05/50 .................. USD 200 149,206
1,022,509
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (i)
................ EUR 600 627,539
Security
Par (000)
Par (000) Value
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. EUR 646 $ 672,505
Mexico — 0.2%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 316 315,273
5.35% , 02/12/28 .................. 140 128,188
8.75% , 06/02/29 .................. 570 570,319
5.95% , 01/28/31 .................. 671 564,425
6.70% , 02/16/32 .................. 388 338,773
10.00% , 02/07/33 ................. 471 489,840
2,406,818
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
................. 333 250,896
7.50% , 05/02/54
(b)
................. 538 545,736
796,632
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 225 162,034
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 555 553,013
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 215 223,734
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 11,720,370 ) ............................... 11,703,370
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(c)
..... 381 348,725
Benin — 0.0%
Benin Government Bond , 7.96%
,
02/13/38
(b)
.. 200 188,438
Brazil — 0.1%
Federative Republic of Brazil , 7.13%
,
05/13/54 630 585,585
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
420 392,490
Cameroon — 0.0%
Republic of Cameroon , 9.50%
,
07/31/31
(c)
... 348 329,403
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 610 513,353
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 765 755,055
8.00% , 04/20/33 .................. 371 378,427
8.00% , 11/14/35 .................. 245 246,470
7.75% , 11/07/36 .................. 341 332,830
8.75% , 11/14/53 .................. 200 202,000
1,914,782
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
................. 297 301,901
7.30% , 11/13/54
(b)
................. 312 322,608
624,509
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88% , 01/29/26
(c)
................. 397 399,978

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
5.95% , 01/25/27
(c)
................. USD 564 $ 560,334
4.50% , 01/30/30
(b)
................. 641 586,835
7.05% , 02/03/31
(b)
................. 568 581,246
4.88% , 09/23/32
(b)
................. 438 390,258
2,518,651
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 371 334,910
7.63% , 05/29/32
(c)
................. USD 756 663,073
8.50% , 01/31/47
(b)
................. 301 233,368
7.50% , 02/16/61
(b)
................. 335 228,808
1,460,159
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 .................. 290 278,490
7.05% , 10/04/32 .................. 565 583,775
6.60% , 06/13/36 .................. 290 286,919
4.65% , 10/07/41 .................. 716 548,859
1,698,043
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 596 586,315
5.38% , 09/12/33
(c)
................. EUR 553 619,188
5.50% , 03/26/36
(b)
................. USD 218 203,640
1,409,143
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84%
,
12/13/27
(c)
...................... 200 194,190
Indonesia — 0.0%
(c)
Perusahaan Penerbit SBSN Indonesia III ,
2.55%
,
06/09/31 .................. 200 170,250
Republic of Indonesia , 4.75%
,
07/18/47 ..... 200 179,750
350,000
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 524 519,268
5.88% , 10/17/31
(c)
................. EUR 703 681,780
8.25% , 01/30/37
(b)
................. USD 201 195,221
1,396,269
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... 430 424,759
Mexico — 0.2%
United Mexican States
3.75% , 01/11/28 .................. 520 494,812
2.66% , 05/24/31 .................. 746 605,006
6.35% , 02/09/35 .................. 685 669,588
6.34% , 05/04/53 .................. 200 178,063
1,947,469
Mongolia — 0.0%
State of Mongolia , 3.50%
,
07/07/27
(c)
...... 200 185,750
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 315 310,590
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. USD 329 299,771
5.95% , 03/08/28
(b)
................. 311 312,944
612,715
Security
Par (000)
Par (000) Value
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. USD 360 $ 348,534
10.38% , 12/09/34
(b)
................ 398 405,399
7.63% , 11/28/47
(c)
................. 385 292,966
1,046,899
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 269 289,614
Oman — 0.1%
Oman Government Bond , 6.75%
,
01/17/48
(c)
. USD 673 682,678
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00%
,
04/08/26
(c)
200 187,968
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 .................. 613 622,003
6.40% , 02/14/35 .................. 771 699,444
8.00% , 03/01/38 .................. 304 304,854
1,626,301
Paraguay — 0.1%
Republic of Paraguay
(c)
2.74% , 01/29/33 .................. 588 476,831
5.60% , 03/13/48 .................. 237 206,709
683,540
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 553 472,470
1.86% , 12/01/32 .................. 1,054 799,393
1,271,863
Philippines — 0.0%
Republic of Philippines
1.20% , 04/28/33 .................. EUR 200 172,469
3.70% , 03/01/41 .................. USD 200 159,000
331,469
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 286 274,320
5.50% , 04/04/53 .................. 437 404,102
678,422
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 296 289,244
2.50% , 02/08/30
(c)
................. EUR 649 604,199
2.12% , 07/16/31
(c)
................. 763 650,469
1,543,912
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 691 670,486
5.00% , 01/18/53
(b)
................. 633 535,448
1,205,934
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 351 279,484
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
................. 328 337,020
6.00% , 06/12/34
(b)
................. 408 401,370
738,390

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa — 0.1%
Republic of South Africa
5.88% , 04/20/32 .................. USD 469 $ 440,292
7.10% , 11/19/36
(b)
................. 388 377,346
5.00% , 10/12/46 .................. 388 266,765
7.95% , 11/19/54
(b)
................. 497 474,655
1,559,058
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 .................. 41 37,839
3.10% , 01/15/30
(d)
................. 33 27,100
3.35% , 03/15/33
(d)
................. 65 47,972
3.60% , 06/15/35
(d)
................. 44 31,511
3.60% , 05/15/36
(d)
................. 30 22,785
3.60% , 02/15/38
(d)
................. 61 45,581
212,788
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... 471 462,758
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
1.75% , 02/01/29 .................. 100 68,347
0.00% , 02/01/30 .................. 9 4,906
0.00% , 02/01/34 .................. 34 13,965
1.75% , 02/01/34 .................. 66 37,201
0.00% , 02/01/35 .................. 29 16,879
0.00% , 02/01/36 .................. 24 13,947
155,245
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75% , 10/28/34 .................. 609 625,920
5.25% , 09/10/60 .................. 577 525,070
1,150,990
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 383 398,381
7.85% , 10/12/28 .................. USD 296 306,175
704,556
Total Foreign Government Obligations — 2 .5%
(Cost: $ 32,508,621 ) ............................... 32,216,892
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(p)
............. 186,000 3,919,020
iShares AAA CLO Active ETF
(q)
.......... 300,000 15,531,000
iShares Floating Rate Bond ETF
(q)
........ 308,079 15,675,060
Total Investment Companies — 2 .8%
(Cost: $ 35,119,141 ) ............................... 35,125,080
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.83%, 09/25/46
(a)
............... 1,121 1,065,175
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... USD 1,676 $ 748,475
1,813,650
Commercial Mortgage-Backed Securities — 0.4%
(a)
Commercial Mortgage Trust, Series 2016-667M,
Class D, 3.18%, 10/10/36
(b)
........... 1,000 640,155
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(b)
....... 1,343 1,045,232
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 . 1,599 1,466,339
Series 2019-3, Class M3, 3.38%, 10/25/49 . 485 433,852
Wells Fargo Commercial Mortgage Trust, Series
2015-C30, Class C, 4.49%, 09/15/58 .... 1,000 962,374
4,547,952
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.09%, 08/15/57 ........... 24,089 1,002,847
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 8,700 87,913
1,090,760
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 8,661,350 ) ............................... 7,452,362
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
............... 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.5%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(k)
....... 2 112,646
Banks — 0.5%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 400 420,041
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 17 17,074
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 5,445 5,496,259
5,933,374
Electric Utilities — 0.0%
Edison International
(a)(i)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 72 70,997
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 45 43,863
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (b) (i)
................ 61 67,346

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PG&E Corp. , Series A , 6.00% , 12/01/27
(k)
... USD —
(o)
$ 9,958
192,164
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (i)
...................... 155 155,884
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (i)
.......... 55 55,023
Total Capital Trusts — 0 .5%
(Cost: $ 5,971,683 ) ............................... 6,449,091
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(e) (f)
...................... 710 14,198
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 57,210 )
(f) (g)
..................... 58,844 423
Total Preferred Stocks — 0.0%
(Cost: $ 69,236 ) ................................. 14,621
Total Preferred Securities — 0 .5%
(Cost: $ 6,040,919 ) ............................... 6,463,712
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 12.5%
Uniform Mortgage-Backed Securities
(s)
5.00% , 01/25/55 .................. 108,675 104,879,481
5.50% , 01/25/55 .................. 53,275 52,569,028
Total U.S. Government Sponsored Agency Securities — 12 .5%
(Cost: $ 160,215,937 ) .............................. 157,448,509
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 88.3%
(Cost: $ 1,133,505,676 ) ............................ 1,114,907,671
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 23.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(q) (t)
.................. 290,346,362 $ 290,346,362
Total Short-Term Securities — 23 .0%
(Cost: $ 290,346,362 ) .............................. 290,346,362
Total Options Purchased — 0.0%
( Cost: $ 1,110,077 ) ............................... 419,800
Total Investments Before Options Written — 111 .3%
(Cost: $ 1,424,962,115 ) ............................ 1,405,673,833
Total Options Written — (0.0) %
(Premium Received — $ (621,598) ) .................... (262,375)
Total Investments Net of Options Written — 111 .3%
(Cost: $ 1,424,340,517 ) ............................ 1,405,411,458
Liabilities in Excess of Other Assets — (11.3) % ............ (142,130,282)
Net Assets — 100.0% ...............................
$ 1,263,281,176

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $215,326, representing less than 0.05% of its net assets as of period end, and an original cost of $411,501.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Convertible security.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 22,559,723 $ 267,786,639
(a)
$ — $ — $ — $ 290,346,362 290,346,362 $ 913,122 $ —
iShares AAA CLO Active ETF . 5,197,000 10,362,999 — — (28,999) 15,531,000 300,000 202,678 —
iShares Floating Rate Bond
ETF ................ 15,724,352 — — — (49,292) 15,675,060 308,079 286,888 —
$ — $ (78,291) $ 321,552,422 $ 1,402,688 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 350 03/20/25 $ 38,063 $ (430,079)
U.S. Treasury 10-Year Ultra Note ............................................... 232 03/20/25 25,825 (351,946)
U.S. Treasury Long Bond ..................................................... 540 03/20/25 61,476 (1,470,653)
U.S. Treasury Ultra Bond ..................................................... 224 03/20/25 26,635 (802,100)
U.S. Treasury 2-Year Note .................................................... 140 03/31/25 28,785 (24)
U.S. Treasury 5-Year Note .................................................... 3,990 03/31/25 424,156 (2,288,585)
(5,343,387)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,739 03/20/25 189,116 2,916,810
U.S. Treasury 10-Year Ultra Note ............................................... 410 03/20/25 45,638 599,630
U.S. Treasury Long Bond ..................................................... 379 03/20/25 43,147 1,125,811
U.S. Treasury Ultra Bond ..................................................... 589 03/20/25 70,036 2,579,404
U.S. Treasury 2-Year Note .................................................... 160 03/31/25 32,898 6,624
U.S. Treasury 5-Year Note .................................................... 28 03/31/25 2,977 11,367
7,239,646
$ 1,896,259
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 661,185 EUR 630,000 BNP Paribas SA 01/15/25 $ 8,281
USD 46,712,373 EUR 44,430,000 Deutsche Bank AG 01/15/25 667,075
USD 6,982,871 GBP 5,520,000 Bank of America NA 01/15/25 73,115
USD 304,502 GBP 240,000 UBS AG 01/15/25 4,078
USD 101 EUR 92 Barclays Bank plc 01/16/25 5
USD 139,392 EUR 127,402 Goldman Sachs International 01/16/25 7,352
USD 5,414,178 EUR 4,942,128 Morgan Stanley & Co. International plc 01/16/25 292,163
USD 581,982 EUR 550,000 Goldman Sachs International 03/19/25 10,383
USD 618,768 EUR 587,000 UBS AG 03/19/25 8,716
USD 116,416 GBP 92,000 Barclays Bank plc 03/19/25 1,307
1,072,475
EUR 164,965 USD 174,647 Bank of America NA 01/16/25 (3,678)
EUR 29,483 USD 32,258 Goldman Sachs International 01/16/25 (1,702)
EUR 115,849 USD 126,980 UBS AG 01/16/25 (6,914)
(12,294)
$ 1,060,181
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 4,198 06/13/25 USD 97.00 USD 1,049,500 $ 419,800

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 4,198 06/13/25 USD 97.50 USD 1,049,500 $ (262,375)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 % Quarterly 12/20/29 BB- EUR 520 $ 43,165 $ 47,310 $ (4,145)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 171 $ (22,051) $ (22,298) $ 247
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 $ 1,748 $ (2,383) $ 4,131
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 83 5,602 8,686 (3,084)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 20 (5,471) (4,322) (1,149)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 29 (8,206) (7,518) (688)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 43 2,407 1,376 1,031
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 27 1,501 890 611
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 60 3,638 4,306 (668)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 100 6,064 6,824 (760)
$ 7,283 $ 7,859 $ (576)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 1,500 $ (755) $ (15,355) $ 14,600
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 5,050 146,871 (40,038) 186,909
$ 146,116 $ (55,393) $ 201,509
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 267,738,545 $ 3,000,000 $ 270,738,545
Common Stocks
Aerospace & Defense .................................... 32,745 — — 32,745
Broadline Retail ........................................ — — — —
Building Products ....................................... 12,211 — — 12,211
Commercial Services & Supplies ............................. — — 9,807 9,807
Construction & Engineering ................................ — 5,800 — 5,800
Financial Services ...................................... — — 334,981 334,981
Health Care Providers & Services ............................ — 73,859 — 73,859
Hotels, Restaurants & Leisure .............................. — — — —

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ 32,658 $ — $ — $ 32,658
Machinery ............................................ — — — —
Media ............................................... — — 141,044 141,044
Metals & Mining ........................................ 36,962 — — 36,962
Specialized REITs ...................................... 51,819 — — 51,819
Trading Companies & Distributors ............................ — — 51,174 51,174
Corporate Bonds
Aerospace & Defense .................................... — 11,467,105 — 11,467,105
Air Freight & Logistics .................................... — 18,099 — 18,099
Automobile Components .................................. — 4,076,231 — 4,076,231
Automobiles .......................................... — 8,125,868 — 8,125,868
Banks ............................................... — 118,385,418 — 118,385,418
Biotechnology ......................................... — 716,579 — 716,579
Broadline Retail ........................................ — 715,072 — 715,072
Building Products ....................................... — 1,702,438 — 1,702,438
Capital Markets ........................................ — 64,414,821 — 64,414,821
Chemicals ............................................ — 4,708,910 — 4,708,910
Commercial Services & Supplies ............................. — 4,090,974 — 4,090,974
Communications Equipment ................................ — 66,054 — 66,054
Construction & Engineering ................................ — 1,700,739 — 1,700,739
Consumer Finance ...................................... — 5,408,258 — 5,408,258
Consumer Staples Distribution & Retail ........................ — 1,752,188 — 1,752,188
Containers & Packaging .................................. — 1,913,171 — 1,913,171
Distributors ........................................... — 237,215 — 237,215
Diversified Consumer Services .............................. — 981,163 — 981,163
Diversified REITs ....................................... — 7,486,401 — 7,486,401
Diversified Telecommunication Services ........................ — 6,979,057 — 6,979,057
Electric Utilities ........................................ — 11,345,897 — 11,345,897
Electrical Equipment ..................................... — 75,506 — 75,506
Electronic Equipment, Instruments & Components ................. — 117,989 — 117,989
Energy Equipment & Services .............................. — 971,580 — 971,580
Entertainment ......................................... — 141,978 — 141,978
Financial Services ...................................... — 12,973,925 — 12,973,925
Food Products ......................................... — 1,891,057 — 1,891,057
Gas Utilities ........................................... — 257,434 — 257,434
Ground Transportation ................................... — 1,700,239 — 1,700,239
Health Care Equipment & Supplies ........................... — 574,381 — 574,381
Health Care Providers & Services ............................ — 9,163,893 — 9,163,893
Health Care REITs ...................................... — 180,832 — 180,832
Hotel & Resort REITs .................................... — 498,111 — 498,111
Hotels, Restaurants & Leisure .............................. — 9,331,731 — 9,331,731
Household Durables ..................................... — 9,497,424 — 9,497,424
Household Products ..................................... — 44,750 — 44,750
Independent Power and Renewable Electricity Producers ............ — 2,448,869 — 2,448,869
Insurance ............................................ — 11,534,173 — 11,534,173
Interactive Media & Services ............................... — 368,486 — 368,486
IT Services ........................................... — 1,091,934 — 1,091,934
Life Sciences Tools & Services .............................. — 19,032 — 19,032
Machinery ............................................ — 1,663,382 — 1,663,382
Media ............................................... — 10,907,147 — 10,907,147
Metals & Mining ........................................ — 7,454,892 — 7,454,892
Mortgage Real Estate Investment Trusts (REITs) .................. — 83,252 — 83,252
Multi-Utilities .......................................... — 4,358,728 — 4,358,728
Oil, Gas & Consumable Fuels ............................... — 33,487,604 — 33,487,604
Paper & Forest Products .................................. — 574,901 — 574,901
Passenger Airlines ...................................... — 942,846 — 942,846
Personal Care Products .................................. — 59,008 — 59,008
Pharmaceuticals ....................................... — 3,769,684 — 3,769,684
Professional Services .................................... — 319,015 — 319,015
Real Estate Management & Development ....................... — 6,253,382 — 6,253,382
Retail REITs .......................................... — 41,726 — 41,726
Semiconductors & Semiconductor Equipment .................... — 7,759,925 — 7,759,925
Software ............................................. — 10,506,559 — 10,506,559
Specialized REITs ...................................... — 7,486,294 — 7,486,294
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 4,941,767 $ — $ 4,941,767
Technology Hardware, Storage & Peripherals .................... — 132,985 — 132,985
Textiles, Apparel & Luxury Goods ............................ — 270,114 313,345 583,459
Tobacco ............................................. — 11,754,104 — 11,754,104
Trading Companies & Distributors ............................ — 612,889 — 612,889
Transportation Infrastructure ............................... — 1,270,766 — 1,270,766
Wireless Telecommunication Services ......................... — 9,951,554 — 9,951,554
Fixed Rate Loan Interests
Health Care Technology .................................. — 281,576 — 281,576
Media ............................................... — — 240,713 240,713
Software ............................................. — — 482,000 482,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,555,559 — 4,555,559
Automobile Components .................................. — 2,048,969 — 2,048,969
Automobiles .......................................... — 341,139 — 341,139
Beverages ........................................... — 670,042 — 670,042
Biotechnology ......................................... — 656,568 — 656,568
Broadline Retail ........................................ — 1,020,679 155,063 1,175,742
Building Products ....................................... — 2,545,784 — 2,545,784
Capital Markets ........................................ — 3,256,729 41,308 3,298,037
Chemicals ............................................ — 6,310,112 393,359 6,703,471
Commercial Services & Supplies ............................. — 6,359,882 805,982 7,165,864
Communications Equipment ................................ — 782,036 — 782,036
Construction & Engineering ................................ — 1,946,193 — 1,946,193
Construction Materials .................................... — 2,503,117 132,999 2,636,116
Consumer Staples Distribution & Retail ........................ — 395,229 — 395,229
Containers & Packaging .................................. — 1,892,244 — 1,892,244
Distributors ........................................... — 284,695 — 284,695
Diversified Consumer Services .............................. — 2,129,640 73,024 2,202,664
Diversified Telecommunication Services ........................ — 3,434,504 — 3,434,504
Electric Utilities ........................................ — 772,880 — 772,880
Electrical Equipment ..................................... — 573,565 — 573,565
Electronic Equipment, Instruments & Components ................. — 546,963 — 546,963
Entertainment ......................................... — 5,658,091 — 5,658,091
Financial Services ...................................... — 5,322,753 — 5,322,753
Food Products ......................................... — 2,532,331 — 2,532,331
Gas Utilities ........................................... — 155,477 — 155,477
Ground Transportation ................................... — 1,503,777 — 1,503,777
Health Care Equipment & Supplies ........................... — 828,835 — 828,835
Health Care Providers & Services ............................ — 4,406,638 102,530 4,509,168
Health Care Technology .................................. — 3,545,114 — 3,545,114
Hotel & Resort REITs .................................... — 154,448 — 154,448
Hotels, Restaurants & Leisure .............................. — 10,124,343 362,647 10,486,990
Household Durables ..................................... — 2,520,217 — 2,520,217
Independent Power and Renewable Electricity Producers ............ — 998,620 — 998,620
Industrial Conglomerates .................................. — 1,051,721 — 1,051,721
Insurance ............................................ — 7,915,628 — 7,915,628
Interactive Media & Services ............................... — 514,158 — 514,158
IT Services ........................................... — 5,830,627 381,900 6,212,527
Leisure Products ....................................... — 139,298 — 139,298
Life Sciences Tools & Services .............................. — 970,573 27,324 997,897
Machinery ............................................ — 7,592,010 178,203 7,770,213
Media ............................................... — 3,210,502 95,236 3,305,738
Oil, Gas & Consumable Fuels ............................... — 1,705,424 — 1,705,424
Passenger Airlines ...................................... — 2,299,689 — 2,299,689
Personal Care Products .................................. — 2,524,884 — 2,524,884
Pharmaceuticals ....................................... — 2,379,166 — 2,379,166
Professional Services .................................... — 6,024,905 632,393 6,657,298
Real Estate Management & Development ....................... — — 262,870 262,870
Semiconductors & Semiconductor Equipment .................... — 609,667 — 609,667
Software ............................................. — 14,776,863 71,723 14,848,586
Specialty Retail ........................................ — 1,387,983 — 1,387,983
Textiles, Apparel & Luxury Goods ............................ — — 42,453 42,453
Trading Companies & Distributors ............................ — 2,288,757 — 2,288,757
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Transportation Infrastructure ............................... $ — $ 1,400,624 $ 173,813 $ 1,574,437
Wireless Telecommunication Services ......................... — 548,522 — 548,522
Foreign Agency Obligations ................................. — 11,703,370 — 11,703,370
Foreign Government Obligations .............................. — 32,216,892 — 32,216,892
Investment Companies .................................... 35,125,080 — — 35,125,080
Non-Agency Mortgage-Backed Securities ........................ — 7,452,362 — 7,452,362
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 112,646 — — 112,646
Banks ............................................... — 5,933,374 — 5,933,374
Commercial Services & Supplies ............................. — — 14,198 14,198
Electric Utilities ........................................ 9,958 182,206 — 192,164
Independent Power and Renewable Electricity Producers ............ — 155,884 — 155,884
Oil, Gas & Consumable Fuels ............................... — 55,023 — 55,023
U.S. Government Sponsored Agency Securities .................... — 157,448,509 — 157,448,509
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 290,346,362 — — 290,346,362
Options Purchased
Interest rate contracts ...................................... 419,800 — — 419,800
Unfunded Floating Rate Loan Interests
(a)
........................... — 380 — 380
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (2) — (2)
$ 326,180,241 $ 1,070,973,458 $ 8,520,089 $ 1,405,673,788
Investments Valued at NAV
(b)
...................................... 423
$ 1,405,674,211
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 6,020 $ — $ 6,020
Foreign currency exchange contracts ............................ — 1,072,475 — 1,072,475
Interest rate contracts ....................................... 7,239,646 201,509 — 7,441,155
Liabilities
Credit contracts ........................................... — (10,494) — (10,494)
Foreign currency exchange contracts ............................ — (12,294) — (12,294)
Interest rate contracts ....................................... (5,605,762) — — (5,605,762)
$ 1,633,884 $ 1,257,216 $ — $ 2,891,100
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)